STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS - 103.8%

AEROSPACE & DEFENSE - 3.7%
Boeing Co. (The)(a)	2,500	$554,600
General Dynamics Corp.	2,700	841,347
General Electric Co.	3,600	975,888
Lockheed Martin Corp.	1,300	547,274
RTX Corp.	5,400	850,878
		3,769,987
AIR FREIGHT & LOGISTICS - 0.9%
FedEx Corp.	2,300	514,027
United Parcel Service, Inc., Class B	5,000	430,800
		944,827
AUTOMOBILES - 2.1%
General Motors Co.	4,500	240,030
Tesla, Inc.(a)	6,200	1,911,274
		2,151,304
BANKS - 4.8%
Bank of America Corp.	18,500	874,495
Citigroup, Inc.	7,000	655,900
JPMorgan Chase & Co.	7,100	2,103,304
U.S. Bancorp	10,100	454,096
Wells Fargo & Co.	9,300	749,859
		4,837,654
BEVERAGES - 2.2%
Coca-Cola Co. (The)	19,800	1,344,222
PepsiCo, Inc.	6,200	855,104
		2,199,326
BIOTECHNOLOGY - 1.6%
Amgen, Inc.	2,900	855,790
Gilead Sciences, Inc.	6,400	718,656
		1,574,446
BROADLINE RETAIL - 4.8%
Amazon.com, Inc.(a)	20,900	4,892,899

CAPITAL MARKETS - 4.2%
Bank of New York Mellon Corp. (The)	6,400	649,280
Blackrock, Inc.	800	884,808
Charles Schwab Corp. (The)	6,000	586,380
Goldman Sachs Group, Inc. (The)	1,700	1,230,103
Morgan Stanley	6,400	911,744
		4,262,315
CHEMICALS - 1.4%
Linde PLC	3,000	1,380,780
	Shares	Value

COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.	18,100	$1,232,248

CONSUMER FINANCE - 1.8%
American Express Co.	3,300	987,723
Capital One Financial Corp.	3,700	795,500
		1,783,223
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
Costco Wholesale Corp.	1,500	1,409,460
Target Corp.	3,200	321,600
Walmart, Inc.	14,300	1,401,114
		3,132,174
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc.	15,200	416,632
Verizon Communications, Inc.	8,800	376,288
		792,920
ELECTRIC UTILITIES - 2.6%
Duke Energy Corp.	7,300	887,972
NextEra Energy, Inc.	8,800	625,328
Southern Co. (The)	12,100	1,143,208
		2,656,508
ELECTRICAL EQUIPMENT - 0.8%
Emerson Electric Co.	5,900	858,509

ENTERTAINMENT - 1.9%
Netflix, Inc.(a)	1,100	1,275,340
Walt Disney Co. (The)	5,200	619,372
		1,894,712
FINANCIAL SERVICES - 5.5%
Berkshire Hathaway, Inc., Class B(a)	4,400	2,076,272
Mastercard, Inc., Class A	2,500	1,416,175
PayPal Holdings, Inc.(a)	4,800	330,048
Visa, Inc., Class A	4,900	1,692,803
		5,515,298
FOOD PRODUCTS - 0.6%
Mondelez International, Inc., Class A	10,000	646,900

GROUND TRANSPORTATION - 0.8%
Union Pacific Corp.	3,600	799,092
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Abbott Laboratories	6,600	$832,854
Intuitive Surgical, Inc.(a)	2,000	962,180
Medtronic PLC	10,400	938,496
		2,733,530
HEALTH CARE PROVIDERS & SERVICES - 0.2%
CVS Health Corp.	4,000	248,400

HOTELS, RESTAURANTS & LEISURE - 2.6%
Booking Holdings, Inc.	200	1,100,812
McDonald's Corp.	3,500	1,050,245
Starbucks Corp.	5,900	526,044
		2,677,101
HOUSEHOLD PRODUCTS - 1.7%
Colgate-Palmolive Co.	6,600	553,410
Procter & Gamble Co. (The)	8,000	1,203,760
		1,757,170
INDUSTRIAL CONGLOMERATES - 1.4%
3M Co.	4,400	656,568
Honeywell International, Inc.	3,600	800,460
		1,457,028
INSURANCE - 1.4%
American International Group, Inc.	8,300	644,329
MetLife, Inc.	10,400	789,880
		1,434,209
INTERACTIVE MEDIA & SERVICES - 8.3%
Alphabet, Inc., Class A	13,100	2,513,890
Alphabet, Inc., Class C†	10,600	2,044,316
Meta Platforms, Inc., Class A	4,900	3,789,856
		8,348,062
IT SERVICES - 1.3%
Accenture PLC, Class A	2,600	694,460
International Business Machines Corp.	2,600	658,190
		1,352,650
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Danaher Corp.	4,200	828,072

MACHINERY - 1.8%
Caterpillar, Inc.	2,700	1,182,654
Deere & Co.	1,200	629,244
		1,811,898
	Shares	Value
MEDIA - 0.6%
Charter Communications, Inc., Class A(a)	400	$107,744
Comcast Corp., Class A	13,500	448,605
		556,349
OIL, GAS & CONSUMABLE FUELS - 3.1%
Chevron Corp.	6,000	909,840
ConocoPhillips	8,400	800,856
Exxon Mobil Corp.	12,600	1,406,664
		3,117,360
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Simon Property Group, Inc.	4,700	769,813

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.3%
Advanced Micro Devices, Inc.(a)	6,200	1,093,122
Broadcom, Inc.	10,500	3,083,850
Intel Corp.	18,700	370,260
NVIDIA Corp.	33,200	5,905,284
QUALCOMM, Inc.	6,700	983,292
Texas Instruments, Inc.	5,400	977,724
		12,413,532
SOFTWARE - 10.9%
Adobe, Inc.(a)	1,800	643,842
Intuit, Inc.	1,100	863,643
Microsoft Corp.	9,500	5,068,250
Oracle Corp.	5,200	1,319,604
Palantir Technologies, Inc., Class A(a)	5,500	870,925
Salesforce, Inc.	4,400	1,136,652
ServiceNow, Inc.(a)	1,200	1,131,744
		11,034,660
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.4%
American Tower Corp.	2,000	416,780

SPECIALTY RETAIL - 2.3%
Home Depot, Inc. (The)	3,800	1,396,538
Lowe’s Cos., Inc.	4,100	916,637
		2,313,175
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.8%
Apple, Inc.	23,200	4,815,624

See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc., Class B	6,700	$500,423

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
T-Mobile U.S., Inc.	4,600	1,096,686

TOTAL COMMON STOCKS (COST $99,679,372)		105,007,644
MONEY MARKET FUND - 1.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(b)	1,282,849	1,282,849
TOTAL MONEY MARKET FUND (COST $1,282,849)		1,282,849

TOTAL INVESTMENTS (COST $100,962,221) - 105.1%		106,290,493

Value
WRITTEN CALL OPTIONS - (4.2)% (PREMIUMS RECEIVED ($2,826,642))	$(4,238,401)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(920,770)
NET ASSETS - 100.0%	$101,131,322

Securities in this Fund are pledged as collateral for call options written. The total market value of securities pledged at July 31, 2025 is $102,963,328.
†	Security is not pledged as collateral for call options written.
(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2025.

PLC — Public Limited Company
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of July 31, 2025 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	40	$(620,000)	$155.00	9/19/25	$(11,720)
Abbott Laboratories	Call	60	(810,000)	135.00	11/21/25	(16,170)
Accenture PLC, Class A	Call	20	(600,000)	300.00	9/19/25	(2,700)
Adobe, Inc.	Call	15	(607,500)	405.00	9/19/25	(9,713)
Advanced Micro Devices, Inc.	Call	50	(900,000)	180.00	8/15/25	(38,750)
Alphabet, Inc., Class A	Call	95	(1,710,000)	180.00	8/15/25	(136,087)
Amazon.com, Inc.	Call	190	(4,085,000)	215.00	8/15/25	(403,750)
American Express Co.	Call	25	(825,000)	330.00	10/17/25	(11,312)
American International Group, Inc.	Call	75	(637,500)	85.00	11/21/25	(11,325)
Amgen, Inc.	Call	25	(750,000)	300.00	8/15/25	(12,937)
Apple, Inc.	Call	210	(4,620,000)	220.00	8/15/25	(42,000)
Bank of America Corp.	Call	125	(625,000)	50.00	10/17/25	(13,125)
Bank of New York Mellon Corp. (The)	Call	55	(522,500)	95.00	9/19/25	(44,550)
BlackRock, Inc.	Call	5	(540,000)	1,080.00	9/19/25	(24,725)
Boeing Co. (The)	Call	20	(450,000)	225.00	8/15/25	(8,080)
Booking Holdings, Inc.	Call	1	(580,000)	5,800.00	8/15/25	(1,395)
Broadcom, Inc.	Call	90	(2,340,000)	260.00	8/15/25	(321,525)
Capital One Financial Corp.	Call	35	(770,000)	220.00	8/15/25	(10,325)
Caterpillar, Inc.	Call	25	(925,000)	370.00	8/15/25	(174,875)
Charles Schwab Corp. (The)	Call	50	(525,000)	105.00	10/17/25	(10,050)
Charter Communications, Inc., Class A	Call	4	(120,000)	300.00	9/19/25	(1,836)
Chevron Corp.	Call	50	(750,000)	150.00	8/15/25	(21,125)
Cisco Systems, Inc.	Call	160	(1,160,000)	72.50	10/17/25	(22,320)
Citigroup, Inc.	Call	55	(481,250)	87.50	9/19/25	(41,745)
Coca-Cola Co. (The)	Call	190	(1,377,500)	72.50	11/21/25	(17,480)
Colgate-Palmolive Co.	Call	60	(540,000)	90.00	9/19/25	(4,800)
Comcast Corp., Class A	Call	125	(437,500)	35.00	9/19/25	(6,563)
ConocoPhillips	Call	75	(693,750)	92.50	8/15/25	(33,750)
Costco Wholesale Corp.	Call	14	(1,428,000)	1,020.00	9/19/25	(7,700)
CVS Health Corp.	Call	35	(236,250)	67.50	8/15/25	(735)
Danaher Corp.	Call	35	(735,000)	210.00	9/19/25	(11,550)
Deere & Co.	Call	10	(550,000)	550.00	9/19/25	(11,470)
Duke Energy Corp.	Call	67	(804,000)	120.00	9/19/25	(27,135)
Emerson Electric Co.	Call	45	(630,000)	140.00	9/19/25	(41,850)
Exxon Mobil Corp.	Call	110	(1,210,000)	110.00	9/19/25	(50,600)
FedEx Corp.	Call	20	(500,000)	250.00	9/19/25	(6,760)
General Dynamics Corp.	Call	25	(725,000)	290.00	8/15/25	(58,150)
General Electric Co.	Call	30	(780,000)	260.00	8/15/25	(40,620)
General Motors Co.	Call	35	(183,750)	52.50	9/19/25	(9,818)
Gilead Sciences, Inc.	Call	60	(630,000)	105.00	8/15/25	(51,450)
Goldman Sachs Group, Inc. (The)	Call	10	(600,000)	600.00	8/15/25	(124,725)
Home Depot, Inc. (The)	Call	35	(1,365,000)	390.00	9/19/25	(17,762)
Honeywell International, Inc.	Call	25	(550,000)	220.00	8/15/25	(11,250)
Intel Corp.	Call	160	(384,000)	24.00	11/21/25	(12,480)
International Business Machines Corp.	Call	20	(550,000)	275.00	10/17/25	(6,200)
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Intuit, Inc.	Call	9	$(738,000)	$820.00	9/19/25	$(18,675)
Intuitive Surgical, Inc.	Call	15	(787,500)	525.00	9/19/25	(7,125)
JPMorgan Chase & Co.	Call	65	(1,820,000)	280.00	8/15/25	(115,375)
Linde PLC	Call	25	(1,212,500)	485.00	8/15/25	(3,600)
Lockheed Martin Corp.	Call	10	(450,000)	450.00	9/19/25	(4,200)
Lowe’s Cos., Inc.	Call	35	(805,000)	230.00	9/19/25	(21,262)
Mastercard, Inc., Class A	Call	20	(1,180,000)	590.00	8/15/25	(3,940)
McDonald's Corp.	Call	30	(930,000)	310.00	8/15/25	(8,910)
Medtronic PLC	Call	95	(807,500)	85.00	9/19/25	(62,937)
Meta Platforms, Inc., Class A	Call	40	(2,640,000)	660.00	8/15/25	(464,100)
MetLife, Inc.	Call	95	(760,000)	80.00	9/19/25	(11,305)
Microsoft Corp.	Call	80	(4,120,000)	515.00	8/15/25	(180,000)
Mondelez International, Inc., Class A	Call	95	(641,250)	67.50	9/19/25	(8,313)
Morgan Stanley	Call	50	(650,000)	130.00	9/19/25	(73,000)
Netflix, Inc.	Call	5	(620,000)	1,240.00	9/19/25	(9,050)
NextEra Energy, Inc.	Call	80	(580,000)	72.50	9/19/25	(15,280)
NIKE, Inc., Class B	Call	50	(350,000)	70.00	10/17/25	(38,750)
NVIDIA Corp.	Call	310	(4,805,000)	155.00	9/19/25	(832,970)
Palantir Technologies, Inc., Class A	Call	50	(950,000)	190.00	10/17/25	(33,250)
PayPal Holdings, Inc.	Call	40	(310,000)	77.50	10/17/25	(4,360)
PepsiCo, Inc.	Call	50	(725,000)	145.00	10/17/25	(15,200)
Procter & Gamble Co. (The)	Call	75	(1,200,000)	160.00	9/19/25	(8,138)
QUALCOMM, Inc.	Call	60	(960,000)	160.00	9/19/25	(10,980)
Raytheon Technologies Corp.	Call	45	(607,500)	135.00	8/15/25	(103,500)
Salesforce, Inc.	Call	40	(1,200,000)	300.00	9/19/25	(11,480)
ServiceNow, Inc.	Call	5	(570,000)	1,140.00	9/19/25	(1,650)
Simon Property Group, Inc.	Call	45	(765,000)	170.00	9/19/25	(12,825)
Southern Co. (The)	Call	110	(990,000)	90.00	8/15/25	(51,700)
Starbucks Corp.	Call	55	(550,000)	100.00	10/17/25	(6,133)
Target Corp.	Call	25	(262,500)	105.00	8/15/25	(2,775)
Tesla, Inc.	Call	55	(1,925,000)	350.00	9/19/25	(46,475)
Texas Instruments, Inc.	Call	45	(900,000)	200.00	9/19/25	(6,570)
T-Mobile U.S., Inc.	Call	40	(1,000,000)	250.00	9/19/25	(14,000)
U.S. Bancorp	Call	90	(382,500)	42.50	8/15/25	(24,525)
Union Pacific Corp.	Call	25	(575,000)	230.00	8/15/25	(2,975)
United Parcel Service, Inc., Class B	Call	45	(427,500)	95.00	10/17/25	(5,085)
Verizon Communications, Inc.	Call	80	(360,000)	45.00	9/19/25	(3,120)
Visa, Inc., Class A	Call	40	(1,500,000)	375.00	9/19/25	(6,680)
Walmart, Inc.	Call	110	(1,100,000)	100.00	9/19/25	(30,580)
Walt Disney Co. (The)	Call	40	(520,000)	130.00	9/19/25	(6,460)
Wells Fargo & Co.	Call	70	(630,000)	90.00	10/17/25	(6,160)
(Premiums received $2,826,642)						$(4,238,401)

*	Notional amount is expressed as the number of contracts multiplied by the exercise price multiplied by 100.
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 88.7%

AUTOMOBILE COMPONENTS - 2.0%
Aptiv PLC(a)(b)	16,000	$1,098,240
BorgWarner, Inc.(a)	31,000	1,140,800
		2,239,040
AUTOMOBILES - 0.9%
Harley-Davidson, Inc.(a)	41,000	997,530

BANKS - 5.1%
Citigroup, Inc.(a)	11,000	1,030,700
Huntington Bancshares, Inc.(a)	60,000	985,800
M&T Bank Corp.	2,000	377,400
Pinnacle Financial Partners, Inc.	11,000	966,790
Popular, Inc.	5,000	572,900
Synovus Financial Corp.	20,000	944,800
Webster Financial Corp.(a)	17,000	980,050
		5,858,440
BIOTECHNOLOGY - 2.8%
BioMarin Pharmaceutical, Inc.(a)(b)	18,000	1,041,300
Gilead Sciences, Inc.(a)	9,000	1,010,610
Incyte Corp.(a)(b)	15,000	1,123,350
		3,175,260
BROADLINE RETAIL - 1.1%
eBay, Inc.	14,000	1,284,500

CAPITAL MARKETS - 5.6%
Bank of New York Mellon Corp. (The)(a)	11,000	1,115,950
Cboe Global Markets, Inc.(a)	4,000	964,160
Charles Schwab Corp. (The)(a)	11,000	1,075,030
Janus Henderson Group PLC(a)	24,000	1,039,200
Nasdaq, Inc. (a)	11,000	1,058,420
S&P Global, Inc.(a)	2,000	1,102,200
		6,354,960
CHEMICALS - 0.9%
Corteva, Inc.(a)	15,000	1,081,950

COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems, Inc.(a)	16,000	1,089,280
F5, Inc.(a)(b)	4,000	1,253,680
		2,342,960
CONSTRUCTION & ENGINEERING - 3.0%
AECOM(a)	9,000	1,014,660
	Shares	Value
EMCOR Group, Inc.(a)	2,000	$1,254,980
MasTec, Inc.(a)(b)	6,000	1,135,260
		3,404,900
CONSUMER FINANCE - 2.1%
American Express Co.(a)	1,000	299,310
Capital One Financial Corp.(a)	5,000	1,075,000
Synchrony Financial(a)	15,000	1,045,050
		2,419,360
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.8%
Dollar Tree, Inc.(b)	9,000	1,021,950
Sprouts Farmers Market, Inc.(a)(b)	7,000	1,060,780
Walgreens Boots Alliance, Inc.(a)	95,000	1,105,800
		3,188,530
CONTAINERS & PACKAGING - 0.9%
Crown Holdings, Inc.(a)	10,000	993,600

DIVERSIFIED CONSUMER SERVICES - 2.7%
ADT, Inc.(a)	126,000	1,052,100
Grand Canyon Education, Inc.(a)(b)	6,000	1,011,780
H&R Block, Inc.(a)	19,000	1,032,460
		3,096,340
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
Iridium Communications, Inc.(a)	43,000	1,051,780
Verizon Communications, Inc.(a)	17,700	756,852
		1,808,632
ELECTRIC UTILITIES - 1.9%
NRG Energy, Inc.(a)	7,000	1,170,400
PG&E Corp.	73,000	1,023,460
		2,193,860
ELECTRICAL EQUIPMENT - 0.9%
Sensata Technologies Holding PLC	34,000	1,045,840

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.8%
Arrow Electronics, Inc.(b)	2,000	232,000
Avnet, Inc.(a)	20,000	1,058,800
Flex Ltd.(a)(b)	19,000	947,530
Jabil, Inc.(a)	5,000	1,115,850
Keysight Technologies, Inc.(a)(b)	6,000	983,460
		4,337,640
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.7%
Schlumberger N.V.	28,000	$946,400
TechnipFMC PLC	28,000	1,018,360
		1,964,760
ENTERTAINMENT - 1.8%
Electronic Arts, Inc.	7,000	1,067,430
Warner Bros Discovery, Inc.(b)	72,000	948,240
		2,015,670
FINANCIAL SERVICES - 2.0%
Mastercard, Inc., Class A(a)	2,100	1,189,587
Visa, Inc., Class A(a)	3,000	1,036,410
		2,225,997
FOOD PRODUCTS - 0.8%
General Mills, Inc.(a)	18,000	881,640

HEALTH CARE PROVIDERS & SERVICES - 6.0%
Cardinal Health, Inc.(a)	7,000	1,086,540
Cencora, Inc.(a)	4,000	1,144,320
Cigna Group (The)	2,000	534,760
DaVita, Inc.(a)(b)	5,700	800,109
Humana, Inc.(a)	4,000	999,480
McKesson Corp.	1,000	693,540
Molina Healthcare, Inc.(b)	3,000	473,610
Premier, Inc., Class A(a)	52,000	1,116,960
		6,849,319
HOTELS, RESTAURANTS & LEISURE - 1.8%
Booking Holdings, Inc.(a)	200	1,100,812
Travel + Leisure Co.(a)	17,000	1,007,250
		2,108,062
HOUSEHOLD PRODUCTS - 0.9%
Colgate-Palmolive Co.(a)	12,000	1,006,200

INSURANCE - 4.8%
Everest Group Ltd.	1,000	335,800
Hartford Insurance Group, Inc. (The)(a)	9,000	1,119,510
MetLife, Inc.(a)	13,000	987,350
Primerica, Inc.(a)	4,000	1,062,520
Progressive Corp. (The)(a)	4,000	968,160
Unum Group(a)	13,300	955,073
		5,428,413
INTERACTIVE MEDIA & SERVICES - 0.1%
Match Group, Inc.	3,000	102,810

	Shares	Value
IT SERVICES - 3.3%
GoDaddy, Inc., Class A(a)(b)	3,000	$484,740
International Business Machines Corp.(a)	4,000	1,012,600
Kyndryl Holdings, Inc.(b)	4,000	151,080
Twilio, Inc., Class A(a)(b)	8,000	1,032,000
VeriSign, Inc.	4,000	1,075,480
		3,755,900
LEISURE PRODUCTS - 1.6%
Mattel, Inc.(a)(b)	52,000	884,520
YETI Holdings, Inc.(a)(b)	26,000	955,240
		1,839,760
MACHINERY - 1.4%
CNH Industrial N.V.	44,000	570,240
Pentair PLC	10,000	1,022,000
		1,592,240
PROFESSIONAL SERVICES - 4.0%
Automatic Data Processing, Inc.(a)	3,000	928,500
Concentrix Corp.(a)	17,000	883,490
Genpact Ltd.(a)	23,000	1,013,150
Paycom Software, Inc.(a)	4,000	926,160
Verisk Analytics, Inc.	3,000	836,130
		4,587,430
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
CBRE Group, Inc., Class A(a)(b)	7,000	1,090,180
Jones Lang LaSalle, Inc.(a)(b)	4,000	1,081,440
		2,171,620
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Cirrus Logic, Inc.(a)(b)	11,000	1,107,810
Enphase Energy, Inc.(b)	16,000	517,760
KLA Corp.	1,000	879,030
QUALCOMM, Inc.(a)	7,000	1,027,320
Skyworks Solutions, Inc.	7,000	479,780
		4,011,700
SOFTWARE - 7.7%
Autodesk, Inc.(a)(b)	3,000	909,330
DocuSign, Inc.(a)(b)	13,000	983,320
Dropbox, Inc., Class A(a)(b)	39,000	1,059,630
Fortinet, Inc.(a)(b)	10,000	999,000
Gen Digital, Inc.(a)	35,000	1,032,150
Intuit, Inc.	1,000	785,130
Nutanix, Inc., Class A(a)(b)	15,000	1,127,550
Salesforce, Inc.(a)	2,000	516,660
Teradata Corp.(b)	8,000	167,440
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
UiPath, Inc., Class A(b)	11,000	$129,250
Zoom Communications, Inc.(a)(b)	15,000	1,110,750
		8,820,210
SPECIALTY RETAIL - 1.5%
Bath & Body Works, Inc.	32,000	926,720
Gap, Inc. (The)(a)	41,000	797,860
		1,724,580
TEXTILES, APPAREL & LUXURY GOODS - 2.7%
Columbia Sportswear Co.(a)	15,000	848,550
Crocs, Inc.(a)(b)	10,000	997,300
Ralph Lauren Corp.(a)	4,000	1,195,000
		3,040,850
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA(a)	27,000	1,084,050

TOTAL COMMON STOCKS (COST $92,465,439)		101,034,553
MONEY MARKET FUND - 8.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(c)	9,180,349	9,180,349
TOTAL MONEY MARKET FUND (COST $9,180,349)		9,180,349

TOTAL INVESTMENTS (COST $101,645,788) - 96.8%		110,214,902

COMMON STOCKS SOLD SHORT - (93.5)%

AEROSPACE & DEFENSE - (6.1)%
ATI, Inc.	(11,000)	(846,340)
Axon Enterprise, Inc.	(1,000)	(755,490)
Boeing Co. (The)	(5,000)	(1,109,200)
HEICO Corp., Class A	(4,000)	(1,032,360)
Huntington Ingalls Industries, Inc.	(5,000)	(1,394,300)
Loar Holdings, Inc.	(10,000)	(739,100)
Spirit AeroSystems Holdings, Inc., Class A	(27,000)	(1,063,800)
		(6,940,590)
AUTOMOBILE COMPONENTS - (0.6)%
QuantumScape Corp.	(81,000)	(696,600)

AUTOMOBILES - (0.5)%
Tesla, Inc.	(2,000)	(616,540)

BANKS - (0.7)%
Flagstar Financial, Inc.	(70,433)	(795,189)

	Shares	Value
BEVERAGES - (1.0)%
Brown-Forman Corp., Class B	(38,000)	$(1,096,300)

BIOTECHNOLOGY - (4.0)%
Apellis Pharmaceuticals, Inc.	(55,000)	(1,228,700)
Exact Sciences Corp.	(20,000)	(939,000)
Natera, Inc.	(7,000)	(935,620)
Roivant Sciences Ltd.	(85,000)	(965,600)
Viking Therapeutics, Inc.	(16,000)	(521,120)
(4,590,040)
BROADLINE RETAIL - (0.2)%
Amazon.com, Inc.	(1,000)	(234,110)

BUILDING PRODUCTS - (3.4)%
AAON, Inc.	(12,000)	(1,002,000)
Advanced Drainage Systems, Inc.	(6,000)	(688,500)
Builders FirstSource, Inc.	(9,000)	(1,144,170)
Trex Co., Inc.	(16,000)	(1,027,840)
(3,862,510)
CAPITAL MARKETS - (4.7)%
Blue Owl Capital, Inc.	(47,000)	(909,450)
Coinbase Global, Inc., Class A	(3,000)	(1,133,280)
Hamilton Lane, Inc., Class A	(7,000)	(1,066,100)
Jefferies Financial Group, Inc.	(19,000)	(1,095,540)
KKR & Co., Inc.	(5,000)	(732,900)
TPG, Inc.	(7,000)	(399,490)
(5,336,760)
CHEMICALS - (3.0)%
Air Products and Chemicals, Inc.	(4,000)	(1,151,520)
Albemarle Corp.	(3,500)	(237,475)
Chemours Co. (The)	(75,000)	(898,500)
Westlake Corp.	(14,000)	(1,110,200)
(3,397,695)
CONSTRUCTION MATERIALS - (2.0)%
Eagle Materials, Inc.	(5,000)	(1,121,450)
Martin Marietta Materials, Inc.	(2,000)	(1,149,760)
(2,271,210)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (1.0)%
Grocery Outlet Holding Corp.	(83,000)	(1,093,110)

CONTAINERS & PACKAGING - (1.7)%
International Paper Co.	(21,000)	(981,540)
Packaging Corp. of America	(5,000)	(968,750)
(1,950,290)
DIVERSIFIED CONSUMER SERVICES - (0.6)%
Mister Car Wash, Inc.	(123,600)	(713,790)

See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
ELECTRIC UTILITIES - (0.9)%
IDACORP, Inc.	(8,000)	$(1,002,640)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (4.0)%
Coherent Corp.	(11,000)	(1,183,600)
Crane NXT Co.	(19,000)	(1,127,460)
Ingram Micro Holding Corp.	(55,000)	(1,084,600)
IPG Photonics Corp.	(15,000)	(1,123,350)
(4,519,010)
ENTERTAINMENT - (1.1)%
Madison Square Garden Sports Corp.	(6,000)	(1,212,600)

FINANCIAL SERVICES - (3.7)%
Block, Inc.	(14,000)	(1,081,640)
Rocket Cos., Inc., Class A	(74,000)	(1,092,980)
Shift4 Payments, Inc., Class A	(11,000)	(1,133,000)
UWM Holdings Corp.	(235,000)	(944,700)
(4,252,320)
FOOD PRODUCTS - (1.2)%
Freshpet, Inc.	(7,000)	(478,240)
Seaboard Corp.	(300)	(950,154)
(1,428,394)
GAS UTILITIES - (1.0)%
Atmos Energy Corp.	(7,000)	(1,091,440)

GROUND TRANSPORTATION - (3.4)%
Knight-Swift Transportation Holdings, Inc.	(16,000)	(680,000)
Saia, Inc.	(4,000)	(1,208,960)
U-Haul Holding Co.	(17,000)	(983,620)
XPO, Inc.	(8,000)	(962,320)
(3,834,900)
HEALTH CARE EQUIPMENT & SUPPLIES - (2.9)%
Baxter International, Inc.	(37,000)	(805,120)
Cooper Cos., Inc. (The)	(15,000)	(1,060,350)
Enovis Corp.	(31,000)	(830,800)
Inspire Medical Systems, Inc.	(4,000)	(498,160)
Novocure Ltd.	(8,200)	(94,874)
Tandem Diabetes Care, Inc.	(1,900)	(29,602)
(3,318,906)
HEALTH CARE PROVIDERS & SERVICES - (1.3)%
Acadia Healthcare Co., Inc.	(50,000)	(1,088,500)
Guardant Health, Inc.	(9,500)	(389,310)
(1,477,810)
HOTELS, RESTAURANTS & LEISURE - (7.8)%
Cava Group, Inc.	(12,000)	(1,056,120)
	Shares	Value
Churchill Downs, Inc.	(10,000)	$(1,070,400)
DraftKings, Inc., Class A	(26,000)	(1,171,040)
Dutch Bros., Inc., Class A	(13,000)	(770,510)
Hyatt Hotels Corp., Class A	(7,000)	(986,790)
Light & Wonder, Inc.	(11,000)	(1,059,520)
Norwegian Cruise Line Holdings Ltd.	(13,000)	(332,280)
Starbucks Corp.	(11,000)	(980,760)
Texas Roadhouse, Inc.	(6,000)	(1,110,780)
Wingstop, Inc.	(1,000)	(377,340)
(8,915,540)
HOUSEHOLD DURABLES - (3.7)%
Lennar Corp., Class A	(10,000)	(1,121,800)
Newell Brands, Inc.	(155,000)	(869,550)
SharkNinja, Inc.	(10,000)	(1,161,000)
Somnigroup International, Inc.	(15,000)	(1,085,700)
(4,238,050)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - (0.7)%
Talen Energy Corp.	(2,000)	(755,140)

INDUSTRIAL CONGLOMERATES - (1.0)%
3M Co.	(8,000)	(1,193,760)

INSURANCE - (0.8)%
Kinsale Capital Group, Inc.	(2,000)	(881,380)

INTERACTIVE MEDIA & SERVICES - (0.7)%
Trump Media & Technology Group Corp.	(44,000)	(773,960)

LIFE SCIENCES TOOLS & SERVICES - (4.9)%
10X Genomics, Inc., Class A	(75,000)	(1,008,750)
Bio-Techne Corp.	(16,000)	(875,680)
Bruker Corp.	(20,000)	(768,600)
Sotera Health Co.	(92,000)	(1,057,080)
Tempus AI, Inc.	(17,000)	(962,030)
Thermo Fisher Scientific, Inc.	(2,000)	(935,360)
(5,607,500)
MACHINERY - (0.3)%
RBC Bearings, Inc.	(1,000)	(387,340)

MEDIA - (1.9)%
Liberty Broadband Corp., Class A	(18,000)	(1,100,340)
Trade Desk (The), Inc., Class A	(12,000)	(1,043,520)
(2,143,860)
METALS & MINING - (2.8)%
Cleveland-Cliffs, Inc.	(97,000)	(1,020,440)
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
MP Materials Corp.	(17,000)	$(1,045,500)
Nucor Corp.	(8,000)	(1,144,560)
(3,210,500)
MULTI-UTILITIES - (1.5)%
CMS Energy Corp.	(7,000)	(516,600)
Dominion Energy, Inc.	(20,000)	(1,169,000)
(1,685,600)
OIL, GAS & CONSUMABLE FUELS - (2.3)%
Diamondback Energy, Inc.	(7,000)	(1,040,620)
Targa Resources Corp.	(3,000)	(499,230)
Viper Energy, Inc.	(29,000)	(1,092,140)
(2,631,990)
PASSENGER AIRLINES - (0.4)%
JetBlue Airways Corp.	(93,500)	(415,140)

PERSONAL CARE PRODUCTS - (1.0)%
elf Beauty, Inc.	(9,000)	(1,090,710)

PROFESSIONAL SERVICES - (1.0)%
Amentum Holdings, Inc.	(46,000)	(1,148,620)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (4.2)%
Allegro MicroSystems, Inc.	(31,000)	(973,710)
Astera Labs, Inc.	(9,000)	(1,230,570)
Entegris, Inc.	(6,600)	(517,836)
First Solar, Inc.	(6,000)	(1,048,380)
Onto Innovation, Inc.	(11,000)	(1,042,250)
(4,812,746)
SOFTWARE - (3.6)%
C3.ai, Inc., Class A	(10,700)	(252,092)
Five9, Inc.	(31,000)	(800,730)
MicroStrategy, Inc., Class A	(3,000)	(1,205,580)
nCino, Inc.	(9,000)	(251,325)
SailPoint, Inc.	(30,000)	(670,200)
SentinelOne, Inc., Class A	(51,000)	(935,340)
(4,115,267)
	Shares	Value
SPECIALTY RETAIL - (0.6)%
Floor & Decor Holdings, Inc.	(6,500)	$(498,160)
RH	(1,000)	(205,620)
(703,780)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (1.0)%
Super Micro Computer, Inc.	(19,000)	(1,120,430)

TEXTILES, APPAREL & LUXURY GOODS - (2.9)%
Amer Sports, Inc.	(28,000)	(1,051,120)
Skechers USA, Inc., Class A	(19,000)	(1,201,750)
Under Armour, Inc., Class A	(163,000)	(1,082,320)
(3,335,190)
TRADING COMPANIES & DISTRIBUTORS - (1.4)%
FTAI Aviation Ltd.	(8,000)	(1,100,880)
Watsco, Inc.	(1,000)	(450,880)
(1,551,760)
TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($101,160,478))		(106,451,017)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($101,160,478)) - (93.5)%		(106,451,017)
OTHER ASSETS IN EXCESS OF LIABILITIES - 96.7%		110,059,490
NET ASSETS - 100.0%		$113,823,375

(a)	All or portion of the shares have been pledged as collateral for open short positions. The total market value of the securities pledged at July 31, 2025 is $72,160,012.
(b)	Non-income producing security.
(c)	7-day current yield as of July 31, 2025.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

Country Diversification	Percent*
United States	56.1%
Canada	13.6
United Kingdom	7.5
Taiwan	6.3
Ireland (Republic of)	5.9
Brazil	2.4
Spain	1.9
Cayman Islands	1.7
Switzerland	1.6
Philippines	1.4
Netherlands	1.4
Total Investments	99.8%

*	Percentages are based on net assets as of July 31, 2025.
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 97.9%

AEROSPACE & DEFENSE - 1.2%
General Dynamics Corp.	15,694	$4,890,407

BANKS - 16.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	468,536	7,838,607
Bank of Nova Scotia (The)	67,775	3,768,968
Canadian Imperial Bank of Commerce	84,868	6,062,970
HSBC Holdings PLC, Sponsored ADR	114,632	7,026,942
Lloyds Banking Group PLC, ADR	1,999,197	8,436,611
NatWest Group PLC, Sponsored ADR	787,973	11,015,862
Regions Financial Corp.	245,111	6,208,662
Royal Bank of Canada	43,733	5,617,941
Toronto-Dominion Bank (The)	84,450	6,154,716
U.S. Bancorp	130,158	5,851,904
		67,983,183
BEVERAGES - 1.6%
Coca-Cola Co. (The)	99,509	6,755,666

BIOTECHNOLOGY - 1.9%
Gilead Sciences, Inc.	71,731	8,054,674

BROADLINE RETAIL - 1.7%
MINISO Group Holding Ltd., ADR	368,947	7,050,577

BUILDING PRODUCTS - 1.7%
Johnson Controls International PLC	67,242	7,060,410

CHEMICALS - 0.9%
Air Products and Chemicals, Inc.	13,350	3,843,198

COMMUNICATIONS EQUIPMENT - 1.7%
Cisco Systems, Inc.	106,415	7,244,733

CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
Sysco Corp.	90,839	7,230,784
Target Corp.	31,019	3,117,410
		10,348,194
ELECTRIC UTILITIES - 1.5%
Fortis, Inc.	130,286	6,380,105

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.1%
Avnet, Inc.	103,928	$5,501,948
TE Connectivity PLC	36,596	7,529,627
		13,031,575
ENTERTAINMENT - 1.2%
Warner Music Group Corp., Class A	167,114	4,889,756

FOOD PRODUCTS - 0.7%
General Mills, Inc.	60,350	2,955,943

GROUND TRANSPORTATION - 1.3%
Canadian National Railway Co.	61,257	5,724,467

HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Abbott Laboratories	63,055	7,956,910
Medtronic PLC	47,808	4,314,194
		12,271,104
HEALTH CARE PROVIDERS & SERVICES - 3.2%
Cigna Group (The)	32,891	8,794,396
Elevance Health, Inc.	16,368	4,633,453
		13,427,849
HOTELS, RESTAURANTS & LEISURE - 2.4%
McDonald's Corp.	33,672	10,103,957

INSURANCE - 1.4%
Sun Life Financial, Inc.	95,756	5,841,116

IT SERVICES - 6.1%
Accenture PLC, Class A	21,914	5,853,230
Amdocs Ltd.	75,959	6,483,860
Cognizant Technology Solutions Corp., Class A	57,828	4,149,737
International Business Machines Corp.	36,622	9,270,859
		25,757,686
MACHINERY - 1.5%
Snap-on, Inc.	19,500	6,263,205

MEDIA - 3.8%
Comcast Corp., Class A	111,919	3,719,068
Interpublic Group of Cos., Inc. (The)	156,735	3,855,681
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Omnicom Group, Inc.	51,384	$3,702,217
TEGNA, Inc.	292,252	4,880,609
		16,157,575
OIL, GAS & CONSUMABLE FUELS - 4.2%
Canadian Natural Resources, Ltd.	203,261	6,443,374
Shell PLC, ADR	72,665	5,247,140
Suncor Energy, Inc.	158,942	6,271,851
		17,962,365
PROFESSIONAL SERVICES - 3.5%
Broadridge Financial Solutions, Inc.	28,084	6,951,071
Paychex, Inc.	55,817	8,056,067
		15,007,138
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.5%
Tanger, Inc.	215,333	6,464,297

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.0%
Analog Devices, Inc.	31,491	7,073,823
ASE Industrial Holding Co. Ltd., ADR	804,777	7,645,382
Broadcom, Inc.	44,190	12,978,603
NXP Semiconductors N.V.	27,795	5,941,737
QUALCOMM, Inc.	42,928	6,300,113
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	63,875	15,433,478
United Microelectronics Corp., Sponsored ADR	545,983	3,734,524
		59,107,660
SOFTWARE - 1.3%
Open Text Corp.	183,306	5,394,696

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.9%
Rayonier, Inc.	171,709	4,002,537

SPECIALTY RETAIL - 5.5%
Gap, Inc. (The)	414,127	8,058,911
Home Depot, Inc. (The)	15,172	5,575,862
Signet Jewelers Ltd.	123,532	9,771,381
		23,406,154
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.8%
Hewlett Packard Enterprise Co.	316,263	6,543,482
	Shares	Value
HP, Inc.	208,845	$5,179,356
Logitech International SA	73,788	6,853,429
NetApp, Inc.	56,315	5,864,081
		24,440,348
WIRELESS TELECOMMUNICATION SERVICES - 2.9%
PLDT, Inc., ADR	258,047	5,955,725
TIM SA, ADR	339,217	6,234,808
		12,190,533
TOTAL COMMON STOCKS (COST $334,898,863)		414,011,108
MONEY MARKET FUND - 1.0%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(a)	4,088,511	4,088,511
TOTAL MONEY MARKET FUND (COST $4,088,511)		4,088,511
PREFERRED STOCKS - 0.9%

ELECTRIC UTILITIES - 0.9%
Cia Energetica de Minas Gerais, Sponsored ADR, 3.21%(b)	2,208,099	3,996,659
TOTAL PREFERRED STOCKS (COST $4,373,793)		3,996,659

TOTAL INVESTMENTS (COST $343,361,167) - 99.8%		422,096,278

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		680,371
NET ASSETS - 100.0%		$422,776,649

(a)	7-day current yield as of July 31, 2025.
(b)	Current yield. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.9%

AUTOMOBILE COMPONENTS - 2.1%
Aptiv PLC(a)	27,000	$1,853,280
BorgWarner, Inc.	52,000	1,913,600
		3,766,880
AUTOMOBILES - 0.7%
Harley-Davidson, Inc.	13,100	318,723
Tesla, Inc.(a)	3,000	924,810
		1,243,533
BANKS - 3.9%
Citigroup, Inc.	25,000	2,342,500
JPMorgan Chase & Co.	3,000	888,720
PNC Financial Services Group, Inc. (The)	9,000	1,712,430
Popular, Inc.	16,000	1,833,280
		6,776,930
BIOTECHNOLOGY - 1.3%
Gilead Sciences, Inc.	20,000	2,245,800

BROADLINE RETAIL - 3.9%
Amazon.com, Inc.(a)	21,000	4,916,310
eBay, Inc.	20,000	1,835,001
		6,751,311
CAPITAL MARKETS - 7.8%
Ameriprise Financial, Inc.	3,000	1,554,570
Bank of New York Mellon Corp. (The)	20,000	2,029,000
Charles Schwab Corp. (The)	24,000	2,345,520
Goldman Sachs Group, Inc. (The)	3,000	2,170,770
Janus Henderson Group PLC	43,000	1,861,900
S&P Global, Inc.	4,000	2,204,400
XP, Inc.	96,000	1,549,440
		13,715,600
CHEMICALS - 1.1%
Corteva, Inc.	26,000	1,875,380

COMMUNICATIONS EQUIPMENT - 2.5%
Cisco Systems, Inc.	38,000	2,587,040
F5, Inc.(a)	6,000	1,880,520
		4,467,560
CONSTRUCTION & ENGINEERING - 2.1%
AECOM	16,000	1,803,840
EMCOR Group, Inc.	3,000	1,882,470
		3,686,310
	Shares	Value
CONSUMER FINANCE - 4.5%
American Express Co.	7,000	$2,095,170
Capital One Financial Corp.	9,999	2,149,785
SLM Corp.	56,000	1,780,800
Synchrony Financial	26,000	1,811,420
		7,837,175
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
Walgreens Boots Alliance, Inc.	104,000	1,210,560

CONTAINERS & PACKAGING - 0.2%
Crown Holdings, Inc.	3,000	298,080

DIVERSIFIED CONSUMER SERVICES - 0.7%
H&R Block, Inc.	23,000	1,249,820

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
Iridium Communications, Inc.	71,000	1,736,660
Verizon Communications, Inc.	43,000	1,838,680
		3,575,340
ELECTRIC UTILITIES - 0.8%
NRG Energy, Inc.	8,000	1,337,600

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.6%
Avnet, Inc.	16,000	847,040
Flex Ltd.(a)	36,000	1,795,320
Jabil, Inc.	8,000	1,785,360
Keysight Technologies, Inc.(a)	11,000	1,803,010
		6,230,730
ENERGY EQUIPMENT & SERVICES - 0.7%
TechnipFMC PLC	32,000	1,163,840

ENTERTAINMENT - 1.0%
Electronic Arts, Inc.	12,000	1,829,880

FINANCIAL SERVICES - 4.5%
Berkshire Hathaway, Inc., Class B(a)	2,000	943,760
Mastercard, Inc., Class A	6,000	3,398,820
Visa, Inc., Class A	10,000	3,454,700
		7,797,280
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 5.4%
Cardinal Health, Inc.	12,000	$1,862,640
Cigna Group (The)	7,000	1,871,660
DaVita, Inc.(a)	3,200	449,183
Elevance Health, Inc.	1,000	283,080
Humana, Inc.	4,000	999,480
McKesson Corp.	3,000	2,080,620
Molina Healthcare, Inc.(a)	6,000	947,220
Premier, Inc., Class A	45,000	966,600
		9,460,483
HOTELS, RESTAURANTS & LEISURE - 1.3%
Booking Holdings, Inc.	400	2,201,624

HOUSEHOLD PRODUCTS - 1.6%
Colgate-Palmolive Co.	17,000	1,425,450
Kimberly-Clark Corp.	11,000	1,370,820
		2,796,270
INSURANCE - 3.3%
Aflac, Inc.	9,000	894,240
Hartford Insurance Group, Inc. (The)	14,000	1,741,460
MetLife, Inc.	15,300	1,162,035
Progressive Corp. (The)	8,000	1,936,320
		5,734,055
INTERACTIVE MEDIA & SERVICES - 4.3%
Alphabet, Inc., Class A	23,000	4,413,700
Meta Platforms, Inc., Class A	4,000	3,093,760
		7,507,460
IT SERVICES - 1.3%
International Business Machines Corp.	9,000	2,278,350

LEISURE PRODUCTS - 1.4%
Mattel, Inc.(a)	44,000	748,440
YETI Holdings, Inc.(a)	45,000	1,653,300
		2,401,740
MEDIA - 1.1%
Comcast Corp., Class A	60,000	1,993,800

PROFESSIONAL SERVICES - 2.3%
Automatic Data Processing, Inc.	7,000	2,166,500
Genpact Ltd.	41,000	1,806,050
		3,972,550
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
CBRE Group, Inc., Class A(a)	12,000	$1,868,880
Jones Lang LaSalle, Inc.(a)	7,000	1,892,520
		3,761,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.7%
Broadcom, Inc.	8,000	2,349,600
Cirrus Logic, Inc.(a)	17,000	1,712,070
NVIDIA Corp.	60,000	10,672,200
QUALCOMM, Inc.	15,000	2,201,400
		16,935,270
SOFTWARE - 13.6%
Adobe, Inc.(a)	6,000	2,146,140
Autodesk, Inc.(a)	3,000	909,330
Dolby Laboratories, Inc., Class A	22,000	1,657,480
Dropbox, Inc., Class A(a)	52,000	1,412,840
Fortinet, Inc.(a)	19,000	1,898,100
Gen Digital, Inc.	59,000	1,739,910
Intuit, Inc.	3,000	2,355,390
Microsoft Corp.	19,000	10,136,500
Nutanix, Inc., Class A(a)	21,000	1,578,570
		23,834,260
SPECIALTY RETAIL - 0.7%
Gap, Inc. (The)	60,000	1,167,600

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.3%
Apple, Inc.	36,000	7,472,520

TEXTILES, APPAREL & LUXURY GOODS - 2.4%
Columbia Sportswear Co.	23,000	1,301,110
Crocs, Inc.(a)	11,000	1,097,030
Ralph Lauren Corp.	6,000	1,792,500
		4,190,640
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA	45,000	1,806,750

TOTAL COMMON STOCKS (COST $146,080,165)		174,574,381
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(b)	258,520	$258,520
TOTAL MONEY MARKET FUND (COST $258,520)		258,520

TOTAL INVESTMENTS (COST $146,338,685) - 100.0%		174,832,901

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(79,663)
NET ASSETS - 100.0%		$174,753,238

(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2025.

PLC — Public Limited Company
SA — Societe Anonyme
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.9%

AUTOMOBILES - 1.9%
Tesla, Inc.(a)	13,000	$4,007,510

BEVERAGES - 0.5%
Monster Beverage Corp.(a)	17,000	998,750

BIOTECHNOLOGY - 1.9%
Exelixis, Inc.(a)	59,000	2,136,980
Incyte Corp.(a)	25,000	1,872,250
		4,009,230
BROADLINE RETAIL - 4.3%
Amazon.com, Inc.(a)	39,000	9,130,290

CAPITAL MARKETS - 1.0%
Ameriprise Financial, Inc.	4,000	2,072,760

CONSTRUCTION & ENGINEERING - 2.3%
EMCOR Group, Inc.	4,000	2,509,960
MasTec, Inc.(a)	12,000	2,270,520
		4,780,480
CONSUMER FINANCE - 0.9%
American Express Co.	3,000	897,930
Synchrony Financial	15,300	1,065,951
		1,963,881
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
Costco Wholesale Corp.	800	751,712
Sprouts Farmers Market, Inc.(a)	14,000	2,121,560
		2,873,272
DIVERSIFIED CONSUMER SERVICES - 1.7%
Grand Canyon Education, Inc.(a)	13,000	2,192,190
H&R Block, Inc.	26,000	1,412,840
		3,605,030
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Iridium Communications, Inc.	86,000	2,103,560

ELECTRIC UTILITIES - 1.1%
NRG Energy, Inc.	14,000	2,340,800

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Jabil, Inc.	10,000	2,231,700
	Shares	Value

ENTERTAINMENT - 0.8%
Netflix, Inc.(a)	1,400	$1,623,160

FINANCIAL SERVICES - 6.3%
Mastercard, Inc., Class A	10,000	5,664,700
PayPal Holdings, Inc.(a)	21,000	1,443,960
Visa, Inc., Class A	18,000	6,218,460
		13,327,120
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
ResMed, Inc.	6,000	1,631,640

HEALTH CARE PROVIDERS & SERVICES - 2.6%
Cardinal Health, Inc.	14,000	2,173,080
Cigna Group (The)	4,000	1,069,520
DaVita, Inc.(a)	11,000	1,544,070
McKesson Corp.	1,000	693,540
		5,480,210
HEALTH CARE TECHNOLOGY - 1.1%
Veeva Systems, Inc., Class A(a)	8,000	2,273,600

HOTELS, RESTAURANTS & LEISURE - 1.6%
Booking Holdings, Inc.	600	3,302,436

HOUSEHOLD PRODUCTS - 0.3%
Kimberly-Clark Corp.	5,000	623,100

INSURANCE - 1.9%
Allstate Corp. (The)	10,000	2,032,500
Progressive Corp. (The)	8,000	1,936,320
		3,968,820
INTERACTIVE MEDIA & SERVICES - 8.1%
Alphabet, Inc., Class A	37,000	7,100,300
Meta Platforms, Inc., Class A	10,000	7,734,400
Pinterest, Inc., Class A(a)	57,000	2,200,200
		17,034,900
IT SERVICES - 3.9%
GoDaddy, Inc., Class A(a)	13,000	2,100,540
Okta, Inc.(a)	22,000	2,151,600
Twilio, Inc., Class A(a)	16,000	2,064,000
VeriSign, Inc.	7,000	1,882,090
		8,198,230
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
MEDIA - 1.0%
Nexstar Media Group, Inc.	11,000	$2,058,210

PROFESSIONAL SERVICES - 3.0%
Genpact Ltd.	34,000	1,497,700
Paycom Software, Inc.	10,000	2,315,400
Robert Half, Inc.	8,000	295,280
Verisk Analytics, Inc.	8,000	2,229,680
		6,338,060
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
CBRE Group, Inc., Class A(a)	9,400	1,463,956
Jones Lang LaSalle, Inc.(a)	7,000	1,892,520
		3,356,476
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.6%
Broadcom, Inc.	25,000	7,342,500
KLA Corp.	3,000	2,637,090
NVIDIA Corp.	151,000	26,858,370
QUALCOMM, Inc.	16,000	2,348,160
		39,186,120
SOFTWARE - 19.1%
Autodesk, Inc.(a)	9,000	2,727,990
DocuSign, Inc.(a)	29,000	2,193,560
Dropbox, Inc., Class A(a)	62,000	1,684,540
Dynatrace, Inc.(a)	38,000	1,999,180
Fortinet, Inc.(a)	25,000	2,497,500
Gen Digital, Inc.	60,000	1,769,400
Intuit, Inc.	5,000	3,925,650
Microsoft Corp.	28,000	14,938,000
Nutanix, Inc., Class A(a)	29,000	2,179,930
Oracle Corp.	3,000	761,310
Palantir Technologies, Inc., Class A(a)	2,000	316,700
Pegasystems, Inc.	12,000	704,520
Salesforce, Inc.	8,000	2,066,640
UiPath, Inc., Class A(a)	167,000	1,962,250
Workday, Inc., Class A(a)	2,000	458,760
		40,185,930
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.0%
American Tower Corp.	10,000	2,083,900

SPECIALTY RETAIL - 1.0%
Williams-Sonoma, Inc.	11,000	2,057,550

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.4%
Apple, Inc.	55,000	$11,416,350

TEXTILES, APPAREL & LUXURY GOODS - 2.8%
Crocs, Inc.(a)	12,000	1,196,760
Ralph Lauren Corp.	8,000	2,390,000
Tapestry, Inc.	22,000	2,376,660
		5,963,420
TOTAL COMMON STOCKS (COST $170,926,106)		210,226,495
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(b)	254,925	254,925
TOTAL MONEY MARKET FUND (COST $254,925)		254,925

TOTAL INVESTMENTS (COST $171,181,031) - 100.0%		210,481,420

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		45,948
NET ASSETS - 100.0%		$210,527,368

(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2025.
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.5%

AIR FREIGHT & LOGISTICS - 0.2%
C.H. Robinson Worldwide, Inc.	1,900	$219,108

AUTOMOBILE COMPONENTS - 2.2%
Aptiv PLC(a)	14,200	974,688
BorgWarner, Inc.	27,800	1,023,040
		1,997,728
AUTOMOBILES - 0.9%
Harley-Davidson, Inc.	34,200	832,086

BANKS - 11.2%
Bank of America Corp.	40,400	1,909,708
Citigroup, Inc.	15,700	1,471,090
JPMorgan Chase & Co.	6,800	2,014,432
PNC Financial Services Group, Inc. (The)	6,000	1,141,620
Popular, Inc.	8,700	996,846
U.S. Bancorp	24,500	1,101,520
Wells Fargo & Co.	22,300	1,798,049
		10,433,265
BIOTECHNOLOGY - 3.4%
Amgen, Inc.	3,700	1,091,870
Gilead Sciences, Inc.	11,500	1,291,335
Incyte Corp.(a)	10,300	771,367
		3,154,572
BROADLINE RETAIL - 2.0%
Amazon.com, Inc.(a)	4,700	1,100,317
eBay, Inc.	2,600	238,550
Macy's, Inc.	40,400	510,252
		1,849,119
CAPITAL MARKETS - 7.7%
Bank of New York Mellon Corp. (The)	11,000	1,115,950
Charles Schwab Corp. (The)	2,400	234,552
CME Group, Inc.	4,100	1,140,948
Goldman Sachs Group, Inc. (The)	2,300	1,664,257
Janus Henderson Group PLC	16,200	701,460
S&P Global, Inc.	2,700	1,487,970
XP, Inc.	48,400	781,176
		7,126,313
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Republic Services, Inc.	1,900	438,235
	Shares	Value

COMMUNICATIONS EQUIPMENT - 3.1%
Cisco Systems, Inc.	27,000	$1,838,160
F5, Inc.(a)	3,300	1,034,286
		2,872,446
CONSUMER FINANCE - 4.1%
American Express Co.	4,100	1,227,171
Capital One Financial Corp.	6,400	1,376,000
SLM Corp.	3,400	108,120
Synchrony Financial	15,100	1,052,017
		3,763,308
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
Walgreens Boots Alliance, Inc.	31,800	370,152
Walmart, Inc.	3,600	352,728
		722,880
CONTAINERS & PACKAGING - 0.1%
Crown Holdings, Inc.	1,100	109,296

DIVERSIFIED CONSUMER SERVICES - 1.7%
ADT, Inc.	69,200	577,820
Grand Canyon Education, Inc.(a)	2,900	489,027
H&R Block, Inc.	10,300	559,702
		1,626,549
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1%
AT&T, Inc.	57,300	1,570,593
Iridium Communications, Inc.	29,100	711,786
Verizon Communications, Inc.	36,500	1,560,740
		3,843,119
ELECTRIC UTILITIES - 0.4%
Exelon Corp.	8,000	359,520

ELECTRICAL EQUIPMENT - 1.0%
Sensata Technologies Holding PLC	29,100	895,116

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.2%
Arrow Electronics, Inc.(a)	200	23,200
Avnet, Inc.	17,800	942,332
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
Flex Ltd.(a)	20,300	$1,012,361
Jabil, Inc.	4,300	959,631
		2,937,524
ENTERTAINMENT - 1.9%
Electronic Arts, Inc.	6,600	1,006,434
Walt Disney Co. (The)	6,300	750,393
		1,756,827
FINANCIAL SERVICES - 3.6%
Berkshire Hathaway, Inc., Class B(a)	4,200	1,981,896
PayPal Holdings, Inc.(a)	15,200	1,045,152
Western Union Co. (The)	39,200	315,560
		3,342,608
FOOD PRODUCTS - 0.7%
General Mills, Inc.	13,500	661,230

GROUND TRANSPORTATION - 1.4%
Union Pacific Corp.	6,000	1,331,820

HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Medtronic PLC	11,300	1,019,712

HEALTH CARE PROVIDERS & SERVICES - 7.4%
Cardinal Health, Inc.	6,000	931,320
Cigna Group (The)	3,900	1,042,782
CVS Health Corp.	18,700	1,161,270
Elevance Health, Inc.	3,900	1,104,012
Humana, Inc.	3,800	949,506
McKesson Corp.	1,300	901,602
Premier, Inc., Class A	36,900	792,612
		6,883,104
HOTELS, RESTAURANTS & LEISURE - 1.2%
Booking Holdings, Inc.	200	1,100,812

HOUSEHOLD PRODUCTS - 1.4%
Colgate-Palmolive Co.	11,300	947,505
Procter & Gamble Co. (The)	2,100	315,987
		1,263,492
INDUSTRIAL CONGLOMERATES - 1.5%
Honeywell International, Inc.	6,300	1,400,805

INSURANCE - 6.1%
Aflac, Inc.	8,300	824,688
Hartford Insurance Group, Inc. (The)	7,700	957,803
	Shares	Value
Marsh & McLennan Cos., Inc.	4,800	$956,160
MetLife, Inc.	13,200	1,002,540
Primerica, Inc.	2,700	717,201
Progressive Corp. (The)	3,800	919,752
Unum Group	3,800	272,878
		5,651,022
INTERACTIVE MEDIA & SERVICES - 1.7%
Alphabet, Inc., Class A	7,700	1,477,630
Meta Platforms, Inc., Class A	100	77,344
		1,554,974
IT SERVICES - 1.8%
International Business Machines Corp.	6,700	1,696,105

LEISURE PRODUCTS - 0.9%
YETI Holdings, Inc.(a)	24,000	881,760

MEDIA - 1.5%
Comcast Corp., Class A	41,000	1,362,430

OIL, GAS & CONSUMABLE FUELS - 2.5%
Antero Midstream Corp.	10,300	189,005
Chevron Corp.	300	45,492
ConocoPhillips	14,400	1,372,896
Exxon Mobil Corp.	6,600	736,824
		2,344,217
PROFESSIONAL SERVICES - 2.4%
Automatic Data Processing, Inc.	3,200	990,400
Genpact Ltd.	22,200	977,910
Robert Half, Inc.	6,400	236,224
		2,204,534
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
CBRE Group, Inc., Class A(a)	6,800	1,059,032
Jones Lang LaSalle, Inc.(a)	3,500	946,260
		2,005,292
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Applied Materials, Inc.	400	72,024
Cirrus Logic, Inc.(a)	7,000	704,970
QUALCOMM, Inc.	8,800	1,291,488
		2,068,482
SOFTWARE - 4.6%
Dropbox, Inc., Class A(a)	31,100	844,987
Fortinet, Inc.(a)	8,600	859,140
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
Gen Digital, Inc.	33,100	$976,119
Salesforce, Inc.	6,300	1,627,479
		4,307,725
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.8%
American Tower Corp.	700	145,873
Iron Mountain, Inc.	6,000	584,160
		730,033
SPECIALTY RETAIL - 2.8%
Best Buy Co., Inc.	12,700	826,262
Gap, Inc. (The)	39,700	772,562
Williams-Sonoma, Inc.	5,200	972,660
		2,571,484
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
Crocs, Inc.(a)	8,700	867,651
PVH Corp.	10,300	756,226
Ralph Lauren Corp.	1,300	388,375
		2,012,252
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA	24,100	967,615

TOTAL COMMON STOCKS (COST $82,836,477)		92,298,519
	Shares	Value
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(b)	145,670	$145,670
TOTAL MONEY MARKET FUND (COST $145,670)		145,670

TOTAL INVESTMENTS (COST $82,982,147) - 99.7%		92,444,189

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		294,239
NET ASSETS - 100.0%		$92,738,428

(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2025.

PLC — Public Limited Company
SA — Societe Anonyme
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 61.4%

AEROSPACE & DEFENSE - 3.4%
General Dynamics Corp., 3.75%, 5/15/28	$2,000,000	$1,982,349
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,079,048
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,520,519
		6,581,916
AIR FREIGHT & LOGISTICS - 1.9%
FedEx Corp., 5.10%, 1/15/44	1,000,000	878,718
Union Pacific Corp., 4.50%, 1/20/33	2,000,000	1,976,939
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	752,983
		3,608,640
BANKS - 2.3%
Bank of America Corp., 4.45%, 3/3/26	2,000,000	1,997,935
Bank of America Corp., 5.00%, 1/21/44	2,000,000	1,882,200
JPMorgan Chase & Co, 4.25%, 10/1/27	500,000	500,275
		4,380,410
BEVERAGES - 0.5%
PepsiCo, Inc., 3.90%, 7/18/32	1,000,000	962,849

BIOTECHNOLOGY - 2.6%
Amgen, Inc., 4.20%, 3/1/33, (Callable 12/1/32 @ 100)	2,000,000	1,916,040
Gilead Sciences, Inc., 4.60%, 9/1/35, (Callable 3/1/35 @ 100)	1,000,000	967,113
Gilead Sciences, Inc., 5.25%, 10/15/33	2,000,000	2,060,894
		4,944,047
CAPITAL MARKETS - 1.3%
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27(a)	1,000,000	992,922
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,536,795
		2,529,717
CHEMICALS - 0.4%
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	735,953

CONSUMER FINANCE - 1.6%
American Express Co., 4.05%, 5/3/29	3,000,000	2,985,296

CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.1%
Kroger Co. (The), 4.50%, 1/15/29	1,000,000	1,005,918
Sysco Corp., 3.25%, 7/15/27	1,000,000	978,643
Target Corp., 4.50%, 9/15/34, (Callable 6/15/34 @ 100)	2,000,000	1,937,951
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	1,978,988
Walmart, Inc., 4.10%, 4/15/33	2,000,000	1,943,959
		7,845,459
	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc., 4.50%, 8/10/33	$2,000,000	$1,934,310

ELECTRIC UTILITIES - 2.1%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,957,846
Exelon Corp., 5.30%, 3/15/33	2,000,000	2,051,627
		4,009,473
ENTERTAINMENT - 1.5%
Walt Disney Co. (The), 3.80%, 3/22/30	3,000,000	2,935,804

FINANCIAL SERVICES - 2.1%
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,088,561
PayPal Holdings, Inc., 4.40%, 6/1/32, (Callable 3/1/32 @ 100)	3,000,000	2,955,107
		4,043,668
FOOD PRODUCTS - 2.6%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,991,009
General Mills, Inc., 4.95%, 3/29/33	2,000,000	1,994,700
The Campbell's Co., 4.15%, 3/15/28	1,000,000	993,223
		4,978,932
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,055,818
CVS Health Corp., 5.13%, 2/21/30	1,000,000	1,016,105
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	1,970,783
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	997,496
		6,040,202
HOTELS, RESTAURANTS & LEISURE - 2.2%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	965,088
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,812,628
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,459,742
		4,237,458
HOUSEHOLD PRODUCTS - 3.1%
Clorox Co. (The), 4.60%, 5/1/32, (Callable 2/1/32 @ 100)	1,000,000	997,532
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	2,000,428
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	948,749
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,964,463
		5,911,172
INSURANCE - 2.3%
Aflac, Inc., 3.60%, 4/1/30	1,000,000	967,875
MetLife, Inc., 6.40%, 12/15/36, (Callable 12/15/31 @ 100)	2,000,000	2,082,140
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	1,500,000	1,453,093
		4,503,108
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
IT SERVICES - 2.3%
Fiserv, Inc., 4.20%, 10/1/28	$1,000,000	$989,987
Visa, Inc., 4.15%, 12/14/35, (Callable 6/14/35 @ 100)	1,000,000	945,744
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	3,000,000	2,580,072
		4,515,803
MACHINERY - 2.1%
Cummins, Inc., 5.15%, 2/20/34	2,000,000	2,033,482
John Deere Capital Corp., 4.50%, 1/16/29	2,000,000	2,012,708
		4,046,190
OIL, GAS & CONSUMABLE FUELS - 3.5%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,630,445
Marathon Oil Corp., 6.60%, 10/1/37	2,000,000	2,092,841
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,942,943
		6,666,229
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,855,001
Lam Research Corp., 4.00%, 3/15/29	1,000,000	990,617
NVIDIA Corp., 3.50%, 4/1/40	2,000,000	1,680,078
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,949,577
		8,475,273
SOFTWARE - 3.0%
Adobe, Inc., 4.95%, 4/4/34	2,000,000	2,030,115
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,785,622
Oracle Corp., 3.25%, 11/15/27	1,000,000	972,960
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	990,453
		5,779,150
SPECIALTY RETAIL - 3.7%
Home Depot, Inc. (The), 4.50%, 9/15/32	2,000,000	1,997,641
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,135,892
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,947,879
Tractor Supply Co., 5.25%, 5/15/33	1,000,000	1,015,377
		7,096,789
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Apple, Inc., 1.65%, 5/11/30	1,000,000	889,035
Apple, Inc., 3.45%, 2/9/45	1,000,000	767,115
		1,656,150
TEXTILES, APPAREL & LUXURY GOODS - 2.5%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,817,090
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	932,531
Tapestry, Inc., 5.10%, 3/11/30	1,000,000	1,013,781
		4,763,402
TRADING COMPANIES & DISTRIBUTORS - 0.9%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,762,525
	Principal Amount	Value

TOTAL CORPORATE BONDS (COST $123,406,070)		117,929,925
MUNICIPAL BONDS - 2.6%

CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	$500,000	$439,382

LOUISIANA - 0.1%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	88,048

TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	1,044,188

TEXAS - 1.8%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	896,291
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,071,039
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	741,392
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31	100,000	88,915
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34 (Callable 2/15/30 @ 100)	600,000	488,867
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	88,800
		3,375,304
TOTAL MUNICIPAL BONDS (COST $5,788,580)		4,946,922
U.S. GOVERNMENT AGENCIES - 7.4%
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	943,863
Federal Home Loan Bank
1.00%, 3/16/27	2,000,000	1,904,063
1.07%, 1/25/30	1,000,000	876,400
1.50%, 9/30/26(b)	2,000,000	1,945,855
1.75%, 7/29/26	1,000,000	976,954
1.75%, 8/25/28	1,350,000	1,263,070
2.25%, 4/29/31, (Callable 10/29/25 @ 100)(b)	730,769	685,456
2.75%, 2/22/34	1,000,000	868,073
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
3.00%, 2/24/37, (Callable 8/8/25 @ 100)	$1,000,000	$832,106
3.65%, 5/26/27	1,000,000	991,258
4.50%, 12/12/25	1,015,000	1,015,664
4.75%, 3/10/34	1,000,000	1,011,175
		12,370,074
Federal Home Loan Mortgage Corp., 1.05%, 7/21/28	1,000,000	917,427
TOTAL U.S. GOVERNMENT AGENCIES (COST $15,120,312)		14,231,364
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.4%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	237,662	235,008
3.50%, 2/1/34	107,821	105,506
3.50%, 10/1/49	182,890	165,285
3.50%, 12/15/48	292,958	283,169
4.00%, 12/15/25	36,379	36,302
6.00%, 3/1/38	10,639	11,138
		836,408
Federal National Mortgage Association
1.50%, 11/25/44	1,234,537	1,069,111
3.50%, 2/1/43	110,726	102,583
3.50%, 4/1/48	300,087	275,082
4.00%, 9/1/33	70,144	69,535
4.00%, 10/1/46	223,471	210,078
6.00%, 6/1/36	69,363	69,706
6.57% (RFUCCT1Y + 182 bps), 5/1/36(a)	27,516	28,192
		1,824,287
Government National Mortgage Association
4.50%, 6/15/40	50,033	48,327
4.50%, 8/20/38	17,887	17,684
5.00%, 5/20/40	28,953	28,448
6.00%, 10/15/37	11,965	12,547
6.00%, 6/15/37	13,736	14,198
		121,204
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $3,125,364)		2,781,899
U.S. TREASURY OBLIGATIONS - 24.3%
U.S. Treasury Bonds
1.13%, 5/15/40	2,000,000	1,234,766
4.00%, 11/15/42	4,000,000	3,610,312
4.25%, 5/15/39	2,000,000	1,927,266
4.38%, 2/15/38	1,000,000	988,086
	Principal Amount	Value
4.50%, 8/15/39	$2,000,000	$1,972,734
4.50%, 2/15/44	2,000,000	1,910,469
		11,643,633
U.S. Treasury Notes
2.13%, 1/15/35	1,018,630	1,031,524
3.50%, 2/15/33	4,000,000	3,823,438
4.00%, 10/31/29	2,000,000	2,005,547
4.00%, 7/31/30	3,000,000	3,004,453
4.00%, 2/15/34	1,000,000	980,664
4.00%, 4/30/32	1,000,000	992,695
4.13%, 10/31/27	1,000,000	1,004,258
4.13%, 11/15/32	2,000,000	1,995,547
4.13%, 8/31/30	2,000,000	2,014,297
4.13%, 3/31/31	1,000,000	1,004,883
4.13%, 7/31/31	2,000,000	2,006,953
4.13%, 2/29/32	2,000,000	2,001,484
4.25%, 2/28/31	2,000,000	2,023,359
4.25%, 11/15/34	2,000,000	1,987,500
4.38%, 11/30/28	1,000,000	1,014,609
4.38%, 5/15/34	3,000,000	3,018,164
4.50%, 11/15/25	2,000,000	2,000,438
4.50%, 7/15/26	1,000,000	1,002,867
5.00%, 8/31/25	2,000,000	2,000,739
		34,913,419
TOTAL U.S. TREASURY OBLIGATIONS (COST $47,459,123)		46,557,052

See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND - 1.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(c)	3,502,555	$3,502,555
TOTAL MONEY MARKET FUND (COST $3,502,555)		3,502,555

TOTAL INVESTMENTS (COST $198,402,004) - 98.9%		189,949,717

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		2,032,016
NET ASSETS - 100.0%		$191,981,733

(a)
Variable rate security. Rate in effect at July 31, 2025. For securities based on published reference rate and spread, the reference rate and spread are indicated. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions, as a result no reference rate or spread is included.

(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of July 31, 2025.
(c)	7-day current yield as of July 31, 2025.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

Country Diversification	Percent*
United Kingdom	29.8%
Japan	13.9
Netherlands	9.2
Germany	7.3
China	6.6
Taiwan	4.5
Spain	4.4
India	4.3
France	3.1
Switzerland	3.0
Australia	2.4
Brazil	2.2
Mexico	1.4
Italy	0.9
Singapore	0.9
Republic of Korea (South)	0.7
United States	0.7
Belgium	0.6
Israel	0.6
Norway	0.6
Ireland (Republic of)	0.5
Finland	0.5
Sweden	0.4
Jersey	0.4
Indonesia	0.4
Denmark	0.3
Luxembourg	0.3
Hong Kong	0.1
South Africa	0.0**
Chile	0.0**
Total Investments	100.0%

*	Percentages are based on net assets as of July 31, 2025.
**	Amount rounds to less than 0.1%.
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
COMMON STOCKS - 98.1%

AIR FREIGHT & LOGISTICS - 0.1%
ZTO Express Cayman, Inc., ADR	16,627	$327,386

AUTOMOBILES - 1.8%
Honda Motor Co. Ltd., Sponsored ADR	111,053	3,469,296
Li Auto, Inc., ADR(a)	21,898	571,538
NIO, Inc., ADR(a)	26,351	128,329
XPeng, Inc., ADR(a)	9,078	165,310
		4,334,473
BANKS - 20.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	264,790	4,429,937
Banco de Chile, ADR	1,104	30,161
Banco Santander SA, Sponsored ADR	609,017	5,243,636
Barclays PLC, Sponsored ADR	113,631	2,229,440
HDFC Bank Ltd., ADR	52,972	4,066,661
HSBC Holdings PLC, Sponsored ADR	150,970	9,254,461
ICICI Bank Ltd., Sponsored ADR	86,970	2,930,889
ING Groep N.V., Sponsored ADR	140,739	3,287,663
KB Financial Group, Inc., ADR	11,106	879,040
Lloyds Banking Group PLC, ADR	425,905	1,797,319
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	460,069	6,394,959
Mizuho Financial Group, Inc., ADR	315,100	1,859,090
NatWest Group PLC, Sponsored ADR	157,683	2,204,408
Shinhan Financial Group Co. Ltd., ADR	10,365	504,776
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	265,464	4,019,125
Woori Financial Group, Inc., Sponsored ADR	875	46,279
		49,177,844
BEVERAGES - 0.6%
Fomento Economico Mexicano SAB de CV, Sponsored ADR	16,079	1,454,506

BIOTECHNOLOGY - 3.5%
Abivax SA, ADR(a)	7,858	563,969
Amarin Corp. PLC, ADR(a)	1,169	16,974
Argenx SE, ADR(a)	5,433	3,641,903
Ascendis Pharma A/S, ADR(a)	4,737	821,869
BeOne Medicines Ltd., ADR(a)	1,897	571,244
Bicycle Therapeutics PLC, ADR(a)	11,209	95,501
Centessa Pharmaceuticals PLC, ADR(a)	5,436	93,336
Galapagos N.V., Sponsored ADR(a)	46,426	1,523,701
Immunocore Holdings PLC, ADR(a)	35,726	1,170,741
Silence Therapeutics PLC, ADR(a)	5,800	35,728
		8,534,966
	Shares	Value
BROADLINE RETAIL - 4.2%
Alibaba Group Holding Ltd., Sponsored ADR	55,917	$6,745,268
JD.com, Inc., ADR	38,046	1,198,068
PDD Holdings, Inc., ADR(a)	20,614	2,338,658
		10,281,994
CAPITAL MARKETS - 3.7%
Deutsche Bank AG	82,893	2,733,811
Futu Holdings Ltd., ADR	2,217	340,709
Nomura Holdings, Inc., Sponsored ADR	85,620	569,373
UBS Group AG	142,291	5,311,723
		8,955,616
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Rentokil Initial PLC, Sponsored ADR	32,442	803,588

COMMUNICATIONS EQUIPMENT - 0.9%
Nokia Oyj, Sponsored ADR	279,235	1,139,279
Telefonaktiebolaget LM Ericsson, Sponsored ADR	143,601	1,036,799
		2,176,078
CONSTRUCTION MATERIALS - 0.3%
CEMEX SAB de CV, Sponsored ADR	75,555	657,328

DIVERSIFIED CONSUMER SERVICES - 0.6%
New Oriental Education & Technology Group, Inc., Sponsored ADR	3,184	140,446
Pearson PLC, Sponsored ADR	97,434	1,386,486
		1,526,932
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
Chunghwa Telecom Co. Ltd., Sponsored ADR	17,653	766,140
Telefonica SA, Sponsored ADR	169,980	873,697
Telkom Indonesia Persero Tbk PT, ADR	54,458	958,461
		2,598,298
ELECTRIC UTILITIES - 0.2%
Centrais Eletricas Brasileiras SA, Sponsored ADR	81,639	551,880

ENTERTAINMENT - 1.6%
NetEase, Inc., ADR	9,474	1,234,462
Sea Ltd., ADR(a)	13,770	2,157,071
Tencent Music Entertainment Group, ADR	22,595	474,269
		3,865,802
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
FINANCIAL SERVICES - 0.7%
ORIX Corp., Sponsored ADR	78,460	$1,769,273

GROUND TRANSPORTATION - 0.1%
Full Truck Alliance Co. Ltd., Sponsored ADR	22,572	260,707

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Koninklijke Philips N.V., Sponsored NYS	59,082	1,547,948
Smith & Nephew PLC, Sponsored ADR	71,999	2,200,290
		3,748,238
HEALTH CARE PROVIDERS & SERVICES - 0.4%
Fresenius Medical Care AG, ADR	36,535	925,797

HOTELS, RESTAURANTS & LEISURE - 0.9%
InterContinental Hotels Group PLC, ADR	14,431	1,676,305
Trip.com Group Ltd., ADR	8,602	532,894
		2,209,199
HOUSEHOLD DURABLES - 2.9%
Sony Group Corp., Sponsored ADR	286,690	6,972,301

INSURANCE - 0.9%
Aegon Ltd., Sponsored NYS	83,167	590,486
Prudential PLC, ADR	60,694	1,548,911
		2,139,397
INTERACTIVE MEDIA & SERVICES - 0.3%
Baidu, Inc., Sponsored ADR(a)	8,603	755,946

IT SERVICES - 1.4%
Endava PLC, Sponsored ADR(a)	2,407	30,810
Infosys Ltd., Sponsored ADR	179,816	3,006,523
Wipro Ltd., ADR	168,148	457,363
		3,494,696
MEDIA - 0.6%
Criteo SA, Sponsored ADR(a)	18,292	445,227
WPP PLC, Sponsored ADR	36,066	976,668
		1,421,895
METALS & MINING - 4.6%
ArcelorMittal SA, Sponsored NYS	21,827	690,388
BHP Group Ltd., Sponsored ADR	116,431	5,899,559
Gold Fields Ltd., Sponsored ADR	4,039	98,390
	Shares	Value
POSCO Holdings, Inc., Sponsored ADR	6,410	$350,242
Rio Tinto PLC, Sponsored ADR	54,996	3,287,111
Vale SA, Sponsored ADR	90,960	866,849
		11,192,539
MULTI-UTILITIES - 1.9%
National Grid PLC, Sponsored ADR	65,137	4,584,993

OIL, GAS & CONSUMABLE FUELS - 10.2%
BP PLC, Sponsored ADR	115,998	3,729,336
Eni S.p.A., Sponsored ADR	67,356	2,292,798
Equinor ASA, Sponsored ADR	52,698	1,356,974
Petroleo Brasileiro SA, Sponsored ADR	25,860	329,456
Shell PLC, ADR	148,564	10,727,806
TotalEnergies SE, Sponsored ADR	109,784	6,537,637
		24,974,007
PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR(a)	25,371	235,189

PASSENGER AIRLINES - 0.5%
Ryanair Holdings PLC, Sponsored ADR	20,412	1,271,055

PERSONAL CARE PRODUCTS - 4.5%
Unilever PLC, Sponsored ADR	188,720	11,026,910

PHARMACEUTICALS - 6.2%
Haleon PLC, ADR	427,721	4,033,409
HUTCHMED China Ltd., ADR(a)	50,055	889,978
Takeda Pharmaceutical Co. Ltd., ADR	651,533	8,939,033
Verona Pharma PLC, ADR(a)	11,117	1,168,285
		15,030,705
PROFESSIONAL SERVICES - 3.1%
RELX PLC, Sponsored ADR	147,943	7,676,762

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
KE Holdings, Inc., ADR	15,738	289,894

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.0%
ARM Holdings PLC, ADR(a)	5,667	801,172
ASE Industrial Holding Co. Ltd., ADR	57,146	542,887
ASML Holding N.V., Sponsored NYS	17,716	12,307,482
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
STMicroelectronics N.V., Sponsored NYS	37,577	$955,583
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	36,318	8,775,155
United Microelectronics Corp., Sponsored ADR	136,133	931,150
		24,313,429
SOFTWARE - 6.4%
Nice Ltd., Sponsored ADR(a)	8,919	1,391,810
SAP SE, Sponsored ADR	49,678	14,242,682
		15,634,492
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
Logitech International SA	15,940	1,480,507

WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	16,986	327,490

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV, ADR	77,435	1,399,251
Vodafone Group PLC, Sponsored ADR	112,382	1,214,849
		2,614,100
TOTAL COMMON STOCKS (COST $217,837,372)		239,596,212
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(b)	1,572,944	1,572,944
TOTAL MONEY MARKET FUND (COST $1,572,944)		1,572,944
PREFERRED STOCKS - 1.3%

BANKS - 0.7%
Itau Unibanco Holding SA, Sponsored ADR, 3.97%(c)	268,209	1,681,671
	Shares	Value
BIOTECHNOLOGY - 0.0%
Grifols SA, ADR, 1.62%(c)	4,960	$53,072
OIL, GAS & CONSUMABLE FUELS - 0.6%
Petroleo Brasileiro SA, Sponsored ADR, 3.76%(c)	113,226	1,315,686
TOTAL PREFERRED STOCKS (COST $3,029,692)		3,050,429

TOTAL INVESTMENTS (COST $222,440,008) - 100.0%		244,219,585

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(89,096)
NET ASSETS - 100.0%		$244,130,489

(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2025.
(c)	Current yield. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SABESP — Companhia de Saneamento Basico do Estado de Sao Paulo
SE — Societas Europaea
Tbk PT — Perseroan Terbatas
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 2.2%
Axon Enterprise, Inc.(a)	494	$373,212
Boeing Co. (The)(a)	3,699	820,586
General Dynamics Corp.	616	191,952
General Electric Co.	5,545	1,503,138
Howmet Aerospace, Inc.	1,665	299,317
L3Harris Technologies, Inc.	972	267,125
Lockheed Martin Corp.	1,044	439,503
Northrop Grumman Corp.	680	392,095
RTX Corp.	6,946	1,094,481
Textron, Inc.	597	46,429
TransDigm Group, Inc.	558	897,521
		6,325,359
AIR FREIGHT & LOGISTICS - 0.2%
C.H. Robinson Worldwide, Inc.	1,410	162,601
Expeditors International of Washington, Inc.	2,171	252,357
FedEx Corp.	11	2,459
United Parcel Service, Inc., Class B	3,302	284,500
		701,917
AUTOMOBILES - 1.8%
Ford Motor Co.	24,591	272,222
General Motors Co.	4,638	247,391
Tesla, Inc.(a)	14,867	4,583,050
		5,102,663
BANKS - 3.5%
Bank of America Corp.	38,335	1,812,095
Citigroup, Inc.	9,308	872,160
Citizens Financial Group, Inc.	1,163	55,498
Fifth Third Bancorp	4,350	180,830
Huntington Bancshares, Inc.	12,350	202,911
JPMorgan Chase & Co.	15,185	4,498,404
KeyCorp	7,900	141,568
Regions Financial Corp.	7,892	199,904
Truist Financial Corp.	7,326	320,220
U.S. Bancorp	7,905	355,409
Wells Fargo & Co.	17,881	1,441,745
		10,080,744
BEVERAGES - 1.2%
Coca-Cola Co. (The)	25,724	1,746,402
Keurig Dr Pepper, Inc.	5,015	163,740
Monster Beverage Corp.(a)	6,052	355,555
PepsiCo, Inc.	8,587	1,184,319
		3,450,016
BIOTECHNOLOGY - 1.2%
Amgen, Inc.	6,575	1,940,283
	Shares	Value
Gilead Sciences, Inc.	10,159	$1,140,754
Incyte Corp.(a)	4,162	311,692
Moderna, Inc.(a)	1,993	58,913
		3,451,642
BROADLINE RETAIL - 4.1%
Amazon.com, Inc.(a)	48,832	11,432,060
eBay, Inc.	3,111	285,434
		11,717,494
BUILDING PRODUCTS - 0.7%
A.O. Smith Corp.	807	57,128
Allegion PLC	77	12,776
Builders FirstSource, Inc.(a)	87	11,060
Carrier Global Corp.	8,574	588,348
Johnson Controls International PLC	4,622	485,310
Masco Corp.	1,108	75,488
Trane Technologies PLC	1,865	817,019
		2,047,129
CAPITAL MARKETS - 3.3%
Bank of New York Mellon Corp. (The)	5,406	548,439
Blackrock, Inc.	603	666,924
Blackstone, Inc.	3,582	619,543
Cboe Global Markets, Inc.	762	183,673
Charles Schwab Corp. (The)	7,781	760,437
CME Group, Inc.	2,144	596,632
Coinbase Global, Inc., Class A(a)	1,233	465,778
Franklin Resources, Inc.	2,300	55,200
Goldman Sachs Group, Inc. (The)	1,494	1,081,043
Intercontinental Exchange, Inc.	3,189	589,423
Invesco Ltd.	2,500	52,525
KKR & Co., Inc.	2,636	386,385
Moody's Corp.	586	302,218
Morgan Stanley	6,722	957,616
Nasdaq, Inc.	5,973	574,722
Northern Trust Corp.	683	88,790
Raymond James Financial, Inc.	969	161,949
S&P Global, Inc.	2,251	1,240,526
State Street Corp.	1,585	177,124
T. Rowe Price Group, Inc.	803	81,464
		9,590,411
CHEMICALS - 1.0%
Air Products and Chemicals, Inc.	403	116,016
Albemarle Corp.	172	11,670
CF Industries Holdings, Inc.	795	73,800
Corteva, Inc.	3,807	274,599
Dow, Inc.	4,069	94,767
DuPont de Nemours, Inc.	2,076	149,264
Ecolab, Inc.	1,525	399,184
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
International Flavors & Fragrances, Inc.	1,328	$94,328
Linde PLC	2,401	1,105,084
LyondellBasell Industries N.V., Class A	1,530	88,633
Mosaic Co. (The)	2,160	77,782
PPG Industries, Inc.	1,165	122,907
Sherwin-Williams Co. (The)	494	163,455
		2,771,489
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Cintas Corp.	1,872	416,613
Copart, Inc.(a)	5,166	234,175
Republic Services, Inc.	1,516	349,665
Rollins, Inc.	2,895	165,797
Veralto Corp.	1,275	133,658
Waste Management, Inc.	2,211	506,673
		1,806,581
COMMUNICATIONS EQUIPMENT - 0.8%
Arista Networks, Inc.(a)	3,284	404,655
Cisco Systems, Inc.	26,917	1,832,509
F5, Inc.(a)	17	5,328
Motorola Solutions, Inc.	282	123,792
		2,366,284
CONSTRUCTION & ENGINEERING - 0.0%
Quanta Services, Inc.	202	82,038

CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	33	18,971
Vulcan Materials Co.	463	127,172
		146,143
CONSUMER FINANCE - 0.7%
American Express Co.	2,954	884,162
Capital One Financial Corp.	2,680	576,200
Synchrony Financial	7,617	530,676
		1,991,038
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Costco Wholesale Corp.	2,449	2,301,178
Dollar Tree, Inc.(a)	572	64,951
Kroger Co. (The)	4,059	284,536
Sysco Corp.	2,990	238,004
Target Corp.	1,512	151,956
Walgreens Boots Alliance, Inc.	11,848	137,911
Walmart, Inc.	24,821	2,431,961
		5,610,497
	Shares	Value
CONTAINERS & PACKAGING - 0.4%
Amcor PLC	31,380	$293,403
Avery Dennison Corp.	2,097	351,814
Ball Corp.	7,050	403,683
International Paper Co.	2,236	104,511
Smurfit WestRock PLC	1,601	71,052
		1,224,463
DISTRIBUTORS - 0.4%
Genuine Parts Co.	3,144	405,199
LKQ Corp.	9,267	273,098
Pool Corp.	1,114	343,268
		1,021,565
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc.	45,941	1,259,243
Verizon Communications, Inc.	22,561	964,708
		2,223,951
ELECTRIC UTILITIES - 1.7%
Alliant Energy Corp.	2,090	135,871
American Electric Power Co., Inc.	2,934	331,953
Constellation Energy Corp.	1,635	568,718
Duke Energy Corp.	5,496	668,533
Edison International	2,094	109,139
Entergy Corp.	1,528	138,177
Evergy, Inc.	1,721	121,847
Eversource Energy	1,973	130,415
Exelon Corp.	7,191	323,164
FirstEnergy Corp.	4,259	181,902
NextEra Energy, Inc.	10,857	771,498
NRG Energy, Inc.	463	77,414
PG&E Corp.	8,106	113,646
Pinnacle West Capital Corp.	510	46,216
PPL Corp.	7,780	277,668
Southern Co. (The)	7,424	701,420
Xcel Energy, Inc.	3,140	230,602
		4,928,183
ELECTRICAL EQUIPMENT - 0.9%
AMETEK, Inc.	952	175,977
Eaton Corp. PLC	2,149	826,763
Emerson Electric Co.	2,509	365,085
GE Vernova, Inc.	1,634	1,078,914
Generac Holdings, Inc.(a)	73	14,212
Rockwell Automation, Inc.	15	5,276
		2,466,227
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Amphenol Corp., Class A	4,515	$480,893
Corning, Inc.	5,104	322,777
Keysight Technologies, Inc.(a)	2,708	443,868
TE Connectivity PLC	820	168,715
Teledyne Technologies, Inc.(a)	4	2,204
Trimble, Inc.(a)	1,517	127,261
		1,545,718
ENERGY EQUIPMENT & SERVICES - 0.2%
Baker Hughes Co.	5,217	235,026
Halliburton Co.	4,080	91,392
Schlumberger N.V.	7,767	262,525
		588,943
ENTERTAINMENT - 1.5%
Electronic Arts, Inc.	3,214	490,103
Netflix, Inc.(a)	2,214	2,566,911
Walt Disney Co. (The)	9,379	1,117,133
Warner Bros Discovery, Inc.(a)	13,884	182,852
		4,356,999
FINANCIAL SERVICES - 4.2%
Apollo Global Management, Inc.	1,448	210,424
Berkshire Hathaway, Inc., Class B(a)	10,210	4,817,895
Corpay, Inc.(a)	30	9,691
Fidelity National Information Services, Inc.	2,912	231,242
Fiserv, Inc.(a)	3,122	433,771
Global Payments, Inc.	841	67,238
Mastercard, Inc., Class A	4,889	2,769,472
PayPal Holdings, Inc.(a)	5,053	347,444
Visa, Inc., Class A	9,504	3,283,347
		12,170,524
FOOD PRODUCTS - 0.7%
Archer-Daniels-Midland Co.	2,648	143,469
Bunge Global SA	3,400	271,184
Conagra Brands, Inc.	4,970	90,752
General Mills, Inc.	5,287	258,957
Hormel Foods Corp.	4,023	113,006
J M Smucker Co. (The)	570	61,184
Kellanova	2,538	202,608
Kraft Heinz Co. (The)	6,176	169,593
McCormick & Co., Inc.	1,409	99,518
Mondelez International, Inc., Class A	8,434	545,595
The Campbell's Co.	2,562	81,779
Tyson Foods, Inc., Class A	1,566	81,902
		2,119,547
	Shares	Value
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	$199,578

GROUND TRANSPORTATION - 0.8%
CSX Corp.	12,654	449,723
J.B. Hunt Transport Services, Inc.	1,684	242,580
Old Dominion Freight Line, Inc.	547	81,640
Uber Technologies, Inc.(a)	10,484	919,971
Union Pacific Corp.	2,863	635,500
		2,329,414
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Abbott Laboratories	11,040	1,393,138
Baxter International, Inc.	3,423	74,484
Becton, Dickinson and Co.	2,402	428,156
Boston Scientific Corp.(a)	11,065	1,160,940
Cooper Cos., Inc. (The)(a)	3,798	268,481
Dexcom, Inc.(a)	2,114	170,748
Edwards Lifesciences Corp.(a)	3,140	249,033
Hologic, Inc.(a)	2,143	143,195
IDEXX Laboratories, Inc.(a)	974	520,418
Insulet Corp.(a)	266	76,714
Intuitive Surgical, Inc.(a)	2,399	1,154,135
Medtronic PLC	8,397	757,745
ResMed, Inc.	770	209,394
Solventum Corp.(a)	789	56,303
STERIS PLC	357	80,857
Stryker Corp.	2,238	878,930
Zimmer Holdings, Inc.	1,772	162,404
		7,785,075
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Cardinal Health, Inc.	3,203	497,170
Cencora, Inc.	2,128	608,778
Centene Corp.(a)	12,613	328,821
Cigna Group (The)	2,402	642,247
CVS Health Corp.	7,202	447,244
DaVita, Inc.(a)	452	63,447
Elevance Health, Inc.	2,723	770,827
Henry Schein, Inc.(a)	1,009	68,259
Humana, Inc.	1,368	341,822
Labcorp Holdings, Inc.	264	68,661
McKesson Corp.	949	658,170
Molina Healthcare, Inc.(a)	1,261	199,074
Quest Diagnostics, Inc.	1,135	190,010
		4,884,530
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.3%
Welltower, Inc.	5,301	$875,036

HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	97,354

HOTELS, RESTAURANTS & LEISURE - 1.7%
Airbnb, Inc., Class A(a)	1,944	257,405
Booking Holdings, Inc.	171	941,194
Carnival Corp.(a)	6,190	184,276
Chipotle Mexican Grill, Inc.(a)	6,796	291,412
Domino's Pizza, Inc.	22	10,191
DoorDash, Inc., Class A(a)	976	244,244
Expedia Group, Inc.	255	45,956
Hilton Worldwide Holdings, Inc.	1,049	281,216
Marriott International, Inc., Class A	1,012	266,996
McDonald's Corp.	3,636	1,091,055
Norwegian Cruise Line Holdings Ltd.(a)	2,830	72,335
Royal Caribbean Cruises Ltd.	1,432	455,190
Starbucks Corp.	5,093	454,092
Yum! Brands, Inc.	1,563	225,306
		4,820,868
HOUSEHOLD DURABLES - 0.1%
D.R. Horton, Inc.	1,025	146,411
Garmin Ltd.	735	160,789
Mohawk Industries, Inc.(a)	34	3,893
		311,093
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.	2,673	250,647
Clorox Co. (The)	59	7,408
Colgate-Palmolive Co.	5,190	435,182
Kimberly-Clark Corp.	2,402	299,337
Procter & Gamble Co. (The)	14,279	2,148,561
		3,141,135
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	69,037
Vistra Corp.	1,566	326,574
		395,611
INDUSTRIAL CONGLOMERATES - 0.4%
3M Co.	2,811	419,458
Honeywell International, Inc.	3,543	787,786
		1,207,244
	Shares	Value
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prologis, Inc.	7,609	$812,489

INSURANCE - 2.1%
Aflac, Inc.	3,137	311,692
Allstate Corp. (The)	1,691	343,696
American International Group, Inc.	3,722	288,939
Aon PLC, Class A	838	298,085
Arch Capital Group Ltd.	2,274	195,700
Arthur J. Gallagher & Co.	1,588	456,153
Brown & Brown, Inc.	1,794	163,918
Chubb Ltd.	2,623	697,823
Cincinnati Financial Corp.	902	133,054
Erie Indemnity Co., Class A	165	58,780
Hartford Insurance Group, Inc. (The)	2,544	316,448
Loews Corp.	880	79,675
Marsh & McLennan Cos., Inc.	3,456	688,435
MetLife, Inc.	4,149	315,117
Principal Financial Group, Inc.	1,677	130,521
Progressive Corp. (The)	3,605	872,554
Prudential Financial, Inc.	1,562	161,792
Travelers Cos., Inc. (The)	983	255,816
W.R. Berkley Corp.	2,158	148,492
		5,916,690
INTERACTIVE MEDIA & SERVICES - 6.9%
Alphabet, Inc., Class A	30,400	5,833,760
Alphabet, Inc., Class C	26,334	5,078,775
Match Group, Inc.	831	28,478
Meta Platforms, Inc., Class A	11,708	9,055,436
		19,996,449
IT SERVICES - 1.1%
Accenture PLC, Class A	4,460	1,191,266
Akamai Technologies, Inc.(a)	2,717	207,334
Cognizant Technology Solutions Corp., Class A	2,667	191,384
EPAM Systems, Inc.(a)	26	4,100
Gartner, Inc.(a)	21	7,112
GoDaddy, Inc., Class A(a)	313	50,575
International Business Machines Corp.	6,051	1,531,811
		3,183,582
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	4,545	341,602

See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 1.7%
Agilent Technologies, Inc.	5,261	$604,015
Bio-Techne Corp.	2,182	119,421
Danaher Corp.	7,212	1,421,918
IQVIA Holdings, Inc.(a)	2,944	547,172
Mettler-Toledo International, Inc.(a)	657	810,528
Revvity, Inc.	3,707	325,845
Waters Corp.(a)	2,171	626,898
West Pharmaceutical Services, Inc.	1,839	439,999
		4,895,796
MACHINERY - 1.2%
Caterpillar, Inc.	2,410	1,055,628
Deere & Co.	1,065	558,454
Fortive Corp.	2,024	97,010
Illinois Tool Works, Inc.	1,058	270,816
Ingersoll Rand, Inc.	5,301	448,624
Otis Worldwide Corp.	2,409	206,427
PACCAR, Inc.	2,498	246,703
Parker-Hannifin Corp.	255	186,635
Stanley Black & Decker, Inc.	79	5,344
Westinghouse Air Brake Technologies Corp.	441	84,694
Xylem, Inc.	1,037	149,971
		3,310,306
MEDIA - 0.5%
Charter Communications, Inc., Class A(a)	35	9,428
Comcast Corp., Class A	21,354	709,593
Fox Corp., Class A	1,088	60,667
Fox Corp., Class B	3,263	166,870
Interpublic Group of Cos., Inc. (The)	14,342	352,813
News Corp., Class A	2,690	78,871
News Corp., Class B	1,680	56,145
Omnicom Group, Inc.	621	44,743
Paramount Global, Class B	3,380	42,487
		1,521,617
METALS & MINING - 0.3%
Freeport-McMoRan, Inc.	7,958	320,230
Newmont Corp.	5,613	348,567
Nucor Corp.	757	108,304
Steel Dynamics, Inc.	412	52,555
		829,656
MULTI-UTILITIES - 0.8%
Ameren Corp.	1,395	141,076
CenterPoint Energy, Inc.	5,180	201,088
CMS Energy Corp.	2,241	165,386
Consolidated Edison, Inc.	3,297	341,239
	Shares	Value
Dominion Energy, Inc.	4,568	$267,000
DTE Energy Co.	1,123	155,434
NiSource, Inc.	4,370	185,507
Public Service Enterprise Group, Inc.	3,290	295,409
Sempra	3,920	320,186
WEC Energy Group, Inc.	2,365	257,974
		2,330,299
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.1%
BXP, Inc.	4,429	289,790

OIL, GAS & CONSUMABLE FUELS - 2.8%
APA Corp.	1,420	27,392
Chevron Corp.	10,349	1,569,244
ConocoPhillips	7,205	686,925
Coterra Energy, Inc.	4,790	116,828
Devon Energy Corp.	3,180	105,640
Diamondback Energy, Inc.	762	113,279
EOG Resources, Inc.	2,618	314,212
EQT Corp.	1,813	97,449
Exxon Mobil Corp.	24,275	2,710,061
Kinder Morgan, Inc.	18,540	520,232
Marathon Petroleum Corp.	1,695	288,472
Occidental Petroleum Corp.	3,985	175,101
ONEOK, Inc.	2,812	230,893
Phillips 66	2,131	263,349
Targa Resources Corp.	864	143,778
Texas Pacific Land Corp.	161	155,869
Valero Energy Corp.	1,591	218,460
Williams Cos., Inc. (The)	7,696	461,375
		8,198,559
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	2,003	106,580
Southwest Airlines Co.	3,302	102,131
United Airlines Holdings, Inc.(a)	710	62,700
		271,411
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	621	57,964
Kenvue, Inc.	10,007	214,550
		272,514
PHARMACEUTICALS - 0.5%
Zoetis, Inc.	10,233	1,491,869

PROFESSIONAL SERVICES - 0.5%
Automatic Data Processing, Inc.	3,166	979,877
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Broadridge Financial Solutions, Inc.	96	$23,761
Jacobs Solutions, Inc.	560	79,447
Paychex, Inc.	2,190	316,083
		1,399,168
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CBRE Group, Inc., Class A(a)	3,705	577,017
CoStar Group, Inc.(a)	1,886	179,528
		756,545
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.1%
Equity Residential	2,389	150,985
Invitation Homes, Inc.	175	5,364
UDR, Inc.	2,330	91,545
		247,894
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.2%
Federal Realty Investment Trust	135	12,442
Kimco Realty Corp.	5,150	109,335
Realty Income Corp.	3,880	217,784
Regency Centers Corp.	1,945	138,873
Simon Property Group, Inc.	1,289	211,125
		689,559
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.6%
Advanced Micro Devices, Inc.(a)	10,875	1,917,371
Analog Devices, Inc.	4,036	906,607
Applied Materials, Inc.	6,001	1,080,540
Broadcom, Inc.	24,940	7,324,878
Enphase Energy, Inc.(a)	358	11,585
First Solar, Inc.(a)	332	58,010
Intel Corp.	35,970	712,206
KLA Corp.	176	154,709
Lam Research Corp.	10,594	1,004,735
Microchip Technology, Inc.	490	33,119
Micron Technology, Inc.	5,144	561,416
Monolithic Power Systems, Inc.	72	51,209
NVIDIA Corp.	132,621	23,589,297
NXP Semiconductors N.V.	2,723	582,096
ON Semiconductor Corp.(a)	912	51,400
QUALCOMM, Inc.	4,273	627,106
Teradyne, Inc.	150	16,115
Texas Instruments, Inc.	3,232	585,186
		39,267,585
SOFTWARE - 12.1%
Adobe, Inc.(a)	3,085	1,103,474
	Shares	Value
Autodesk, Inc.(a)	2,160	$654,718
Cadence Design Systems, Inc.(a)	2,388	870,593
Crowdstrike Holdings, Inc., Class A(a)	1,323	601,396
Fair Isaac Corp.(a)	128	183,900
Fortinet, Inc.(a)	3,098	309,490
Gen Digital, Inc.	4,396	129,638
Intuit, Inc.	1,866	1,465,053
Microsoft Corp.	39,676	21,167,146
Oracle Corp.	8,536	2,166,181
Palantir Technologies, Inc., Class A(a)	10,785	1,707,805
Palo Alto Networks, Inc.(a)	5,117	888,311
Salesforce, Inc.	5,249	1,355,974
ServiceNow, Inc.(a)	1,431	1,349,605
Synopsys, Inc.(a)	888	562,800
Workday, Inc., Class A(a)	2,143	491,561
		35,007,645
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.2%
American Tower Corp.	3,889	810,429
Crown Castle, Inc.	5,361	563,387
Digital Realty Trust, Inc.	3,444	607,659
Equinix, Inc.	901	707,438
Extra Space Storage, Inc.	971	130,464
Iron Mountain, Inc.	1,456	141,756
SBA Communications Corp.	1,821	409,215
Weyerhaeuser Co.	5,852	146,593
		3,516,941
SPECIALTY RETAIL - 2.0%
Best Buy Co., Inc.	5,356	348,461
CarMax, Inc.(a)	5,478	310,110
Home Depot, Inc. (The)	6,275	2,306,125
Lowe’s Cos., Inc.	4,415	987,062
TJX Cos., Inc. (The)	6,350	790,765
Tractor Supply Co.	8,524	485,442
Williams-Sonoma, Inc.	2,221	415,438
		5,643,403
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.6%
Apple, Inc.	79,651	16,533,158
Dell Technologies, Inc., Class C	272	36,092
Hewlett Packard Enterprise Co.	24,668	510,381
HP, Inc.	16,795	416,516
NetApp, Inc.	3,865	402,462
Seagate Technology Holdings PLC	3,210	504,002
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Super Micro Computer, Inc.(a)	1,890	$111,453
Western Digital Corp.	6,446	507,236
		19,021,300
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Deckers Outdoor Corp.(a)	3,814	404,932
NIKE, Inc., Class B	5,426	405,268
Ralph Lauren Corp.	28	8,365
Tapestry, Inc.	924	99,820
		918,385
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Fastenal Co.	6,832	315,160
United Rentals, Inc.	121	106,836
W.W. Grainger, Inc.	515	535,363
		957,359
WATER UTILITIES - 0.1%
American Water Works Co., Inc.	1,074	150,618

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc.	3,364	802,011

TOTAL COMMON STOCKS (COST $197,808,783)		287,975,545
	Shares	Value
RIGHTS - 0.0%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	$—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(d)	513,530	513,530
TOTAL MONEY MARKET FUND (COST $513,530)		513,530

TOTAL INVESTMENTS (COST $198,322,313) - 100.1%		288,489,075

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(174,689)
NET ASSETS - 100.0%		$288,314,386

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of period end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of July 31, 2025.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
COMMON STOCKS - 99.5%

AEROSPACE & DEFENSE - 2.1%
AAR Corp.(a)	1,599	$119,461
AeroVironment, Inc.(a)	1,258	336,691
ATI, Inc.(a)	6,227	479,105
BWX Technologies, Inc.	4,259	647,070
Curtiss-Wright Corp.	1,575	772,097
Hexcel Corp.	3,894	233,290
Kratos Defense & Security Solutions, Inc.(a)	3,509	205,978
Mercury Systems, Inc.(a)	2,568	135,051
Moog, Inc., Class A	887	171,705
National Presto Industries, Inc.	48	4,630
Woodward, Inc.	2,945	757,101
		3,862,179
AIR FREIGHT & LOGISTICS - 0.2%
Forward Air Corp.(a)	1,308	39,750
GXO Logistics, Inc.(a)	5,534	275,095
Hub Group, Inc., Class A	2,982	104,430
		419,275
AUTOMOBILE COMPONENTS - 1.2%
Adient PLC(a)	4,386	94,036
American Axle & Manufacturing Holdings, Inc.(a)	6,850	30,482
Autoliv, Inc.	2,512	280,214
BorgWarner, Inc.	13,853	509,790
Dana, Inc.	7,151	113,844
Dorman Products, Inc.(a)	422	50,902
Fox Factory Holding Corp.(a)	1,440	43,733
Gentex Corp.	11,098	293,209
Gentherm, Inc.(a)	1,290	41,332
Goodyear Tire & Rubber Co. (The)(a)	13,896	142,851
Lear Corp.	4,304	405,824
Patrick Industries, Inc.	1,038	100,935
Phinia, Inc.	1,505	76,303
Standard Motor Products, Inc.	289	8,774
XPEL, Inc.(a)	665	21,739
		2,213,968
AUTOMOBILES - 0.3%
Harley-Davidson, Inc.	12,816	311,813
Thor Industries, Inc.	1,609	146,403
		458,216
BANKS - 7.3%
Ameris Bancorp	3,025	206,759
Associated Banc-Corp	7,939	196,411
Atlantic Union Bankshares Corp.	1,684	53,383
Axos Financial, Inc.(a)	2,598	224,337
	Shares	Value
Banc of California, Inc.	7,435	$107,956
BancFirst Corp.	122	15,191
Bancorp, Inc. (The)(a)	2,490	157,268
Bank of Hawaii Corp.	1,748	108,166
Bank OZK	4,739	233,633
BankUnited, Inc.	3,511	128,046
Banner Corp.	1,024	63,565
Berkshire Hills Bancorp, Inc.	2,660	65,542
Brookline Bancorp, Inc.	6,100	62,952
Cadence Bank	9,327	325,046
Capitol Federal Financial, Inc.	6,050	36,421
Cathay General Bancorp	2,917	131,907
Central Pacific Financial Corp.	1,180	31,459
Columbia Banking System, Inc.	11,152	265,418
Comerica, Inc.	6,457	436,299
Commerce Bancshares, Inc.	5,671	347,065
Community Financial System, Inc.	2,134	112,462
Customers Bancorp, Inc.(a)	1,293	82,429
CVB Financial Corp.	6,829	127,634
Dime Community Bancshares, Inc., Class B	2,282	63,234
Eagle Bancorp, Inc.	1,440	23,170
East West Bancorp, Inc.	6,710	672,677
F.N.B. Corp.	20,435	313,064
FB Financial Corp.	1,861	90,742
First Bancorp	1,870	93,668
First BanCorp (New York Exchange)	8,874	184,845
First Commonwealth Financial Corp.	4,960	81,890
First Financial Bancorp	4,760	115,382
First Financial Bankshares, Inc.	6,259	216,687
First Hawaiian, Inc.	6,020	145,985
First Horizon Corp.	26,847	585,533
Flagstar Financial, Inc.	12,450	140,561
Fulton Financial Corp.	9,939	178,405
Glacier Bancorp, Inc.	5,236	229,494
Hancock Whitney Corp.	3,656	218,336
Hanmi Financial Corp.	1,901	43,362
Heritage Financial Corp.	1,430	32,232
Hilltop Holdings, Inc.	3,183	94,217
Home Bancshares, Inc.	9,688	272,814
Hope Bancorp, Inc.	8,372	83,636
Independent Bank Corp.	905	57,513
International Bancshares Corp.	2,304	157,087
Lakeland Financial Corp.	919	58,237
National Bank Holdings Corp., Class A	1,800	66,708
NBT Bancorp, Inc.	2,040	84,415
Northwest Bancshares, Inc.	4,090	47,853
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
OFG Bancorp	2,491	$106,166
Old National Bancorp	16,416	346,542
Pacific Premier Bancorp, Inc.	4,668	101,156
Pathward Financial, Inc.	1,122	84,851
Pinnacle Financial Partners, Inc.	2,849	250,399
Prosperity Bancshares, Inc.	4,135	275,474
Provident Financial Services, Inc.	3,730	67,961
Renasant Corp.	2,934	107,502
S&T Bancorp, Inc.	1,690	61,922
Seacoast Banking Corp. of Florida	3,510	98,947
ServisFirst Bancshares, Inc.	2,639	207,557
Simmons First National Corp., Class A	5,852	112,183
Southside Bancshares, Inc.	1,286	37,860
SouthState Corp.	4,428	416,985
Stellar Bancorp, Inc.	3,104	91,661
Synovus Financial Corp.	6,547	309,280
Texas Capital Bancshares, Inc.(a)	2,189	183,810
Tompkins Financial Corp.	60	3,881
Triumph Financial, Inc.(a)	1,246	70,673
TrustCo Bank Corp. NY	800	26,848
Trustmark Corp.	3,420	127,395
UMB Financial Corp.	1,793	197,212
United Bankshares, Inc.	6,379	226,582
United Community Banks, Inc.	5,632	171,776
Valley National Bancorp	22,624	209,724
Veritex Holdings, Inc.	2,803	88,911
WaFd, Inc.	3,255	94,737
Webster Financial Corp.	7,649	440,965
Westamerica BanCorp	690	33,051
Western Alliance Bancorp	3,958	306,982
Wintrust Financial Corp.	1,957	250,457
WSFS Financial Corp.	2,639	144,723
Zions Bancorp	6,475	347,190
		13,472,459
BEVERAGES - 0.4%
Celsius Holdings, Inc.(a)	7,482	339,234
Coca-Cola Consolidated, Inc.	2,650	296,137
National Beverage Corp.(a)	1,346	61,674
		697,045
BIOTECHNOLOGY - 2.2%
ADMA Biologics, Inc.(a)	3,794	70,948
Alkermes PLC(a)	6,928	183,523
Arcus Biosciences, Inc.(a)	3,030	27,664
Arrowhead Pharmaceuticals, Inc.(a)	5,688	89,870
BioMarin Pharmaceutical, Inc.(a)	10,392	601,177
Catalyst Pharmaceuticals, Inc.(a)	5,390	114,969
Cytokinetics, Inc.(a)	6,089	229,190
	Shares	Value
Dynavax Technologies Corp.(a)	6,528	$71,677
Exelixis, Inc.(a)	14,784	535,476
Krystal Biotech, Inc.(a)	1,487	228,805
Myriad Genetics, Inc.(a)	4,317	16,577
Neurocrine Biosciences, Inc.(a)	4,988	639,611
Protagonist Therapeutics, Inc.(a)	2,605	140,305
Roivant Sciences Ltd.(a)	16,728	190,030
Sarepta Therapeutics, Inc.(a)	5,254	86,271
TG Therapeutics, Inc.(a)	4,639	164,685
United Therapeutics Corp.(a)	1,847	507,371
Vericel Corp.(a)	2,286	79,873
Vir Biotechnology, Inc.(a)	4,180	21,193
Xencor, Inc.(a)	3,272	27,223
		4,026,438
BROADLINE RETAIL - 0.4%
Etsy, Inc.(a)	2,571	149,812
Kohl's Corp.	5,090	55,176
Macy's, Inc.	13,125	165,769
Ollie's Bargain Outlet Holdings, Inc.(a)	2,964	404,971
		775,728
BUILDING PRODUCTS - 2.8%
AAON, Inc.	3,505	292,667
Advanced Drainage Systems, Inc.	3,514	403,231
Apogee Enterprises, Inc.	1,081	45,391
Armstrong World Industries, Inc.	1,896	356,770
AZZ, Inc.	1,273	139,394
Carlisle Cos., Inc.	1,244	441,259
CSW Industrials, Inc.	441	114,431
Fortune Brands Innovations, Inc.	5,917	322,713
Gibraltar Industries, Inc.(a)	1,330	87,820
Griffon Corp.	1,932	157,014
Hayward Holdings, Inc.(a)	6,637	102,077
Insteel Industries, Inc.	960	34,656
Masterbrand, Inc.(a)	4,058	44,760
Owens Corning	3,352	467,369
Quanex Building Products Corp.	2,025	39,447
Resideo Technologies, Inc.(a)	18,002	491,455
Simpson Manufacturing Co., Inc.	2,023	362,987
Trex Co., Inc.(a)	4,986	320,301
UFP Industries, Inc.	2,944	288,512
Zurn Elkay Water Solutions Corp., Class C	13,541	599,189
		5,111,443
CAPITAL MARKETS - 3.5%
Acadian Asset Management, Inc.	2,520	105,311
Artisan Partners Asset Management, Inc., Class A	2,578	116,654
BGC Group, Inc., Class A	11,665	108,135
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Cohen & Steers, Inc.	1,440	$105,926
Donnelley Financial Solutions, Inc.(a)	1,317	69,748
Evercore, Inc., Class A	924	278,253
Federated Hermes, Inc.	4,292	212,754
Hamilton Lane, Inc., Class A	1,864	283,887
Houlihan Lokey, Inc.	3,462	660,065
Interactive Brokers Group, Inc., Class A	21,074	1,381,611
Janus Henderson Group PLC	11,290	488,857
Jefferies Financial Group, Inc.	8,667	499,739
Morningstar, Inc.	771	213,151
PJT Partners, Inc., Class A	1,390	248,282
SEI Investments Co.	5,255	463,071
StepStone Group, Inc., Class A	2,111	125,309
Stifel Financial Corp.	5,538	631,997
StoneX Group, Inc.(a)	2,295	223,166
Virtu Financial, Inc., Class A	2,849	125,755
WisdomTree, Inc.	6,910	91,696
		6,433,367
CHEMICALS - 1.7%
AdvanSix, Inc.	1,540	30,985
Ashland, Inc.	2,461	126,889
Avient Corp.	4,516	142,570
Axalta Coating Systems Ltd.(a)	8,594	243,382
Balchem Corp.	1,610	245,477
Cabot Corp.	2,990	215,818
Celanese Corp.	1,401	73,174
Chemours Co. (The)	7,093	84,974
H.B. Fuller Co.	2,488	139,826
Hawkins, Inc.	1,076	175,689
Ingevity Corp.(a)	1,450	60,595
Innospec, Inc.	1,083	86,532
Koppers Holdings, Inc.	653	21,458
Minerals Technologies, Inc.	1,404	81,643
Olin Corp.	5,503	104,227
RPM International, Inc.	7,008	822,809
Scotts Miracle-Gro Co. (The)	2,114	132,463
Sensient Technologies Corp.	1,950	218,965
Stepan Co.	502	25,487
Westlake Corp.	1,756	139,251
		3,172,214
COMMERCIAL SERVICES & SUPPLIES - 2.1%
ABM Industries, Inc.	3,050	140,697
Brady Corp., Class A	2,095	147,844
Brink's Co. (The)	1,859	162,365
Clean Harbors, Inc.(a)	1,603	378,003
	Shares	Value
Corecivic, Inc.(a)	5,864	$117,515
Deluxe Corp.	2,730	43,953
Enviri Corp.(a)	5,250	47,250
Geo Group, Inc. (The)(a)	6,388	165,577
Healthcare Services Group, Inc.(a)	4,472	58,181
HNI Corp.	5,890	302,982
Interface, Inc.	3,860	79,593
Liquidity Services, Inc.(a)	1,830	43,700
MillerKnoll, Inc.	3,446	65,405
MSA Safety, Inc.	802	142,652
OPENLANE, Inc.(a)	5,891	145,154
Pitney Bowes, Inc.	11,310	128,482
RB Global, Inc.	9,164	992,095
Tetra Tech, Inc.	15,895	583,982
Vestis Corp.	6,657	40,341
		3,785,771
COMMUNICATIONS EQUIPMENT - 0.9%
Calix, Inc.(a)	2,883	163,437
Ciena Corp.(a)	6,801	631,405
Digi International, Inc.(a)	2,020	65,872
Extreme Networks, Inc.(a)	6,896	121,783
Harmonic, Inc.(a)	5,853	49,809
Lumentum Holdings, Inc.(a)	3,010	331,341
NetScout Systems, Inc.(a)	3,590	76,898
Viasat, Inc.(a)	3,400	55,862
Viavi Solutions, Inc.(a)	14,010	140,801
		1,637,208
CONSTRUCTION & ENGINEERING - 3.1%
AECOM	6,591	743,069
Arcosa, Inc.	2,319	199,156
Comfort Systems USA, Inc.	1,740	1,223,742
Dycom Industries, Inc.(a)	1,286	345,690
EMCOR Group, Inc.	2,062	1,293,884
Everus Construction Group, Inc.(a)	1,003	74,483
Fluor Corp.(a)	7,771	441,160
Granite Construction, Inc.	2,021	190,924
MasTec, Inc.(a)	2,838	536,978
MYR Group, Inc.(a)	679	131,387
Sterling Infrastructure, Inc.(a)	1,416	378,907
Valmont Industries, Inc.	613	223,101
		5,782,481
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
CONSTRUCTION MATERIALS - 0.2%
Eagle Materials, Inc.	884	$198,272
Knife River Corp.(a)	2,630	216,923
		415,195
CONSUMER FINANCE - 0.8%
Ally Financial, Inc.	13,317	504,048
Bread Financial Holdings, Inc.	1,718	105,313
Enova International, Inc.(a)	1,012	105,815
EZCORP, Inc., Class A(a)	3,780	54,130
FirstCash Holdings, Inc.	1,941	258,716
Navient Corp.	5,335	69,035
PRA Group, Inc.(a)	1,930	29,336
PROG Holdings, Inc.	1,938	61,706
SLM Corp.	11,586	368,435
		1,556,534
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Andersons, Inc. (The)	1,604	57,616
BJ's Wholesale Club Holdings, Inc.(a)	7,168	759,091
Chefs' Warehouse, Inc. (The)(a)	1,953	133,898
Grocery Outlet Holding Corp.(a)	5,084	66,956
Maplebear, Inc.(a)	5,080	243,688
PriceSmart, Inc.	1,287	138,352
SpartanNash Co.	2,424	64,333
Sprouts Farmers Market, Inc.(a)	5,158	781,643
United Natural Foods, Inc.(a)	3,380	93,423
US Foods Holding Corp.(a)	16,244	1,353,613
		3,692,613
CONTAINERS & PACKAGING - 1.2%
AptarGroup, Inc.	1,916	301,080
Crown Holdings, Inc.	6,919	687,472
Graphic Packaging Holding Co.	12,278	274,536
Greif, Inc., Class A	578	36,663
O-I Glass, Inc.(a)	8,295	107,918
Sealed Air Corp.	13,630	398,950
Silgan Holdings, Inc.	4,150	193,100
Sonoco Products Co.	4,491	202,409
		2,202,128
DIVERSIFIED CONSUMER SERVICES - 1.6%
Adtalem Global Education, Inc.(a)	1,957	223,626
Duolingo, Inc.(a)	1,739	602,650
Frontdoor, Inc.(a)	6,582	385,047
Grand Canyon Education, Inc.(a)	1,406	237,094
H&R Block, Inc.	7,149	388,477
Matthews International Corp., Class A	1,816	42,658
	Shares	Value
Mister Car Wash, Inc.(a)	6,790	$39,212
Perdoceo Education Corp.	3,665	105,479
Service Corp. International	7,737	590,411
Strategic Education, Inc.	1,126	83,487
Stride, Inc.(a)	2,338	299,802
		2,997,943
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.6%
Alexander & Baldwin, Inc.	4,923	88,516
American Assets Trust, Inc.	3,540	67,366
Armada Hoffler Properties, Inc.	4,940	33,740
Essential Properties Realty Trust, Inc.	7,880	240,261
Global Net Lease, Inc.	5,720	39,983
WP Carey, Inc.	10,996	705,503
		1,175,369
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Cogent Communications Holdings, Inc.	2,348	107,045
Frontier Communications Parent, Inc.(a)	10,886	399,952
Iridium Communications, Inc.	5,940	145,293
Lumen Technologies, Inc.(a)	41,956	186,704
Shenandoah Telecommunications Co.	2,630	38,608
		877,602
ELECTRIC UTILITIES - 1.0%
ALLETE, Inc.	2,558	168,649
IDACORP, Inc.	2,451	307,184
MGE Energy, Inc.	2,181	185,254
OGE Energy Corp.	11,289	512,746
Otter Tail Corp.	2,248	173,501
Portland General Electric Co.	5,100	209,712
TXNM Energy, Inc.	4,370	248,172
		1,805,218
ELECTRICAL EQUIPMENT - 1.3%
Acuity, Inc.	933	290,490
EnerSys	1,410	130,242
NEXTracker, Inc., Class A(a)	5,711	332,723
nVent Electric PLC	7,714	604,932
Powell Industries, Inc.	431	102,190
Regal Rexnord Corp.	2,231	341,075
Sensata Technologies Holding PLC	12,708	390,898
Sunrun, Inc.(a)	10,629	109,053
Vicor Corp.(a)	963	42,796
		2,344,399
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.7%
Advanced Energy Industries, Inc.	1,331	$184,903
Arlo Technologies, Inc.(a)	4,756	77,047
Arrow Electronics, Inc.(a)	376	43,616
Avnet, Inc.	7,162	379,156
Badger Meter, Inc.	2,203	415,838
Belden, Inc.	1,636	202,291
Benchmark Electronics, Inc.	4,232	162,932
Cognex Corp.	7,872	320,941
Coherent Corp.(a)	7,183	772,891
CTS Corp.	1,540	60,353
ePlus, Inc.(a)	1,051	68,084
Fabrinet(a)	1,483	480,092
Flex Ltd.(a)	9,316	464,589
Insight Enterprises, Inc.(a)	844	100,082
IPG Photonics Corp.(a)	718	53,771
Itron, Inc.(a)	3,257	405,627
Knowles Corp.(a)	5,710	115,970
Littelfuse, Inc.	250	64,333
Novanta, Inc.(a)	3,082	379,148
OSI Systems, Inc.(a)	517	114,262
PC Connection, Inc.	292	17,984
Plexus Corp.(a)	2,673	340,807
Sanmina Corp.(a)	2,452	284,530
ScanSource, Inc.(a)	1,287	49,987
TD SYNNEX Corp.	3,207	463,059
TTM Technologies, Inc.(a)	5,989	282,980
Vishay Intertechnology, Inc.	6,180	101,290
Vontier Corp.	7,269	301,445
		6,708,008
ENERGY EQUIPMENT & SERVICES - 0.8%
Archrock, Inc.	6,683	156,115
Bristow Group, Inc.(a)	1,036	35,815
Cactus, Inc., Class A	3,350	141,738
Core Laboratories, Inc.	2,630	28,772
Helix Energy Solutions Group, Inc.(a)	6,820	40,443
Helmerich & Payne, Inc.	4,210	68,244
Innovex International, Inc.(a)	1,791	29,408
Liberty Energy, Inc.	5,634	69,524
NOV, Inc.	18,964	238,567
Oceaneering International, Inc.(a)	4,963	107,697
Patterson-UTI Energy, Inc.	15,877	93,833
ProPetro Holding Corp.(a)	6,670	35,751
RPC, Inc.	5,720	26,598
Tidewater, Inc.(a)	2,490	124,525
	Shares	Value
Valaris Ltd.(a)	2,459	$119,581
Weatherford International PLC	3,840	217,152
		1,533,763
ENTERTAINMENT - 0.2%
Cinemark Holdings, Inc.	5,505	147,919
Warner Music Group Corp., Class A	5,110	149,519
		297,438
FINANCIAL SERVICES - 2.3%
Equitable Holdings, Inc.	13,609	698,822
Essent Group Ltd.	4,932	276,143
Euronet Worldwide, Inc.(a)	1,990	193,388
EVERTEC, Inc.	3,328	120,307
HA Sustainable Infrastructure Capital, Inc.	12,260	318,392
Jackson Financial, Inc., Class A	2,988	261,629
MGIC Investment Corp.	13,981	362,108
Mr. Cooper Group, Inc.(a)	2,910	453,145
NCR Atleos Corp.(a)	3,331	101,929
NMI Holdings, Inc.(a)	4,217	157,379
Payoneer Global, Inc.(a)	11,244	73,873
Radian Group, Inc.	5,324	173,616
Shift4 Payments, Inc., Class A(a)	2,624	270,272
Voya Financial, Inc.	4,730	331,100
Walker & Dunlop, Inc.	1,414	106,064
Western Union Co. (The)	17,868	143,837
WEX, Inc.(a)	561	95,191
		4,137,195
FOOD PRODUCTS - 1.1%
B&G Foods, Inc.	4,180	17,138
Cal-Maine Foods, Inc.	2,036	226,281
Darling Ingredients, Inc.(a)	7,477	242,105
Flowers Foods, Inc.	10,684	169,341
Fresh Del Monte Produce, Inc.	2,440	91,720
Freshpet, Inc.(a)	1,151	78,636
Ingredion, Inc.	3,535	464,994
Marzetti Co. (The)	311	55,283
Pilgrim's Pride Corp.	2,602	123,309
Post Holdings, Inc.(a)	2,615	276,693
Simply Good Foods Co. (The)(a)	4,622	140,786
Tootsie Roll Industries, Inc.	1,632	61,902
TreeHouse Foods, Inc.(a)	2,648	50,895
WK Kellogg Co.	3,278	75,558
		2,074,641
GAS UTILITIES - 1.0%
MDU Resources Group, Inc.	10,521	181,487
National Fuel Gas Co.	4,106	356,360
New Jersey Resources Corp.	4,887	224,362
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Northwest Natural Holding Co.	1,790	$71,457
ONE Gas, Inc.	2,678	194,691
Southwest Gas Holdings, Inc.	2,757	215,432
Spire, Inc.	2,438	181,558
UGI Corp.	10,407	376,525
		1,801,872
GROUND TRANSPORTATION - 1.4%
ArcBest Corp.	3,709	271,239
Avis Budget Group, Inc.(a)	1,927	328,052
Heartland Express, Inc.	2,983	23,327
Hertz Global Holdings, Inc.(a)	7,458	47,806
Knight-Swift Transportation Holdings, Inc.	7,539	320,408
Marten Transport Ltd.	4,069	49,479
RXO, Inc.(a)	5,900	91,155
Ryder System, Inc.	2,808	499,010
Saia, Inc.(a)	689	208,243
Werner Enterprises, Inc.	3,400	94,248
XPO, Inc.(a)	5,297	637,176
		2,570,143
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Artivion, Inc.(a)	2,273	70,258
Avanos Medical, Inc.(a)	2,830	31,611
CONMED Corp.	1,366	69,871
DENTSPLY SIRONA, Inc.	8,153	116,669
Embecta Corp.	3,072	31,212
Enovis Corp.(a)	2,539	68,045
Envista Holdings Corp.(a)	8,891	167,951
Glaukos Corp.(a)	2,864	246,562
Globus Medical, Inc., Class A(a)	5,872	309,043
Haemonetics Corp.(a)	2,756	204,054
ICU Medical, Inc.(a)	578	74,221
Inspire Medical Systems, Inc.(a)	1,488	185,315
Integer Holdings Corp.(a)	2,072	224,833
Integra LifeSciences Holdings Corp.(a)	3,797	49,893
Lantheus Holdings, Inc.(a)	3,519	250,518
LeMaitre Vascular, Inc.	1,170	95,051
LivaNova PLC(a)	2,579	108,808
Masimo Corp.(a)	2,023	311,117
Merit Medical Systems, Inc.(a)	3,279	278,256
Neogen Corp.(a)	10,598	49,281
Omnicell, Inc.(a)	2,161	67,013
Penumbra, Inc.(a)	1,622	409,182
QuidelOrtho Corp.(a)	2,248	51,749
STAAR Surgical Co.(a)	8,395	150,396
Tandem Diabetes Care, Inc.(a)	3,127	48,719
	Shares	Value
Teleflex, Inc.	169	$20,195
TransMedics Group, Inc.(a)	1,693	201,416
UFP Technologies, Inc.(a)	252	57,050
		3,948,289
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Acadia Healthcare Co., Inc.(a)	4,958	107,936
AdaptHealth Corp.(a)	4,790	42,966
Addus HomeCare Corp.(a)	295	31,500
Amedisys, Inc.(a)	1,887	186,058
AMN Healthcare Services, Inc.(a)	1,763	32,333
Astrana Health, Inc.(a)	2,138	51,013
Concentra Group Holdings Parent, Inc.	4,802	95,896
CorVel Corp.(a)	1,070	94,802
Encompass Health Corp.	5,592	615,735
Ensign Group, Inc. (The)	3,782	567,300
HealthEquity, Inc.(a)	4,133	400,901
Hims & Hers Health, Inc.(a)	8,593	568,685
National HealthCare Corp.	569	54,641
NeoGenomics, Inc.(a)	6,252	30,260
Option Care Health, Inc.(a)	8,738	256,460
Owens & Minor, Inc.(a)	4,621	32,023
Premier, Inc., Class A	2,936	63,065
Privia Health Group, Inc.(a)	4,927	96,175
Progyny, Inc.(a)	4,166	97,943
RadNet, Inc.(a)	3,438	188,162
Select Medical Holdings Corp.	5,951	88,015
U.S. Physical Therapy, Inc.	798	58,374
		3,760,243
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.6%
CareTrust REIT, Inc.	5,808	184,694
Healthcare Realty Trust, Inc.	9,216	141,558
LTC Properties, Inc.	2,388	81,288
Omega Healthcare Investors, Inc.	11,613	451,746
Sabra Health Care REIT, Inc.	12,749	229,864
		1,089,150
HEALTH CARE TECHNOLOGY - 0.3%
Certara, Inc.(a)	5,476	53,884
Doximity, Inc., Class A(a)	5,763	338,576
HealthStream, Inc.	1,710	44,733
Schrodinger, Inc.(a)	2,787	56,660
Simulations Plus, Inc.(a)	1,100	14,322
		508,175
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.3%
Apple Hospitality REIT, Inc.	3,788	$44,509
DiamondRock Hospitality Co.	13,625	105,185
Park Hotels & Resorts, Inc.	11,563	123,262
Pebblebrook Hotel Trust	7,421	74,433
Ryman Hospitality Properties, Inc.	784	74,527
Summit Hotel Properties, Inc.	8,030	41,917
Sunstone Hotel Investors, Inc.	10,730	93,887
Xenia Hotels & Resorts, Inc.	6,067	77,111
		634,831
HOTELS, RESTAURANTS & LEISURE - 2.1%
Aramark	13,315	566,686
Cava Group, Inc.(a)	3,998	351,864
Choice Hotels International, Inc.	1,407	179,688
Hilton Grand Vacations, Inc.(a)	4,052	181,611
Hyatt Hotels Corp., Class A	2,682	378,082
Jack in the Box, Inc.	954	18,794
Marriott Vacations Worldwide Corp.	785	58,459
Papa John's International, Inc.	1,490	63,191
Planet Fitness, Inc., Class A(a)	4,106	448,334
Pursuit Attractions and Hospitality, Inc.(a)	1,079	32,629
Sabre Corp.(a)	18,980	57,509
Six Flags Entertainment Corp.(a)	4,275	128,079
Travel + Leisure Co.	3,756	222,543
Vail Resorts, Inc.	938	140,944
Wendy's Co. (The)	11,410	112,388
Wingstop, Inc.	1,283	484,127
Wyndham Hotels & Resorts, Inc.	4,366	375,476
		3,800,404
HOUSEHOLD DURABLES - 1.9%
Cavco Industries, Inc.(a)	6	2,422
Champion Homes, Inc.(a)	621	37,819
Ethan Allen Interiors, Inc.	1,520	45,250
Green Brick Partners, Inc.(a)	1,527	94,582
Helen of Troy Ltd.(a)	109	2,396
Installed Building Products, Inc.	1,138	230,206
KB Home	6,642	367,037
La-Z-Boy, Inc.	2,426	87,263
Leggett & Platt, Inc.	7,766	74,165
Meritage Homes Corp.	1,940	130,640
Newell Brands, Inc.	70,745	396,880
Somnigroup International, Inc.	5,859	424,075
Sonos, Inc.(a)	6,940	75,021
Taylor Morrison Home Corp.(a)	5,181	307,130
Toll Brothers, Inc.	5,411	640,446
	Shares	Value
TopBuild Corp.(a)	833	$308,568
Tri Pointe Homes, Inc.(a)	5,103	157,172
Whirlpool Corp.	1,612	133,861
		3,514,933
HOUSEHOLD PRODUCTS - 0.1%
Central Garden & Pet Co.(a)	165	6,438
Central Garden & Pet Co., Class A(a)	2,847	101,125
Energizer Holdings, Inc.	3,903	87,896
		195,459
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
Clearway Energy, Inc., Class A	389	11,974
Clearway Energy, Inc., Class C	2,670	87,122
Ormat Technologies, Inc.	2,749	245,788
		344,884
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
EastGroup Properties, Inc.	1,747	285,180
First Industrial Realty Trust, Inc.	6,694	326,132
Innovative Industrial Properties, Inc.	665	34,381
LXP Industrial Trust	15,915	123,500
Rexford Industrial Realty, Inc.	10,410	380,277
STAG Industrial, Inc.	6,503	223,248
		1,372,718
INSURANCE - 3.6%
American Financial Group, Inc.	2,813	351,344
AMERISAFE, Inc.	926	41,466
Assured Guaranty Ltd.	1,295	109,531
Brighthouse Financial, Inc.(a)	878	42,012
CNO Financial Group, Inc.	6,207	228,666
Employers Holdings, Inc.	1,234	50,940
Fidelity National Financial, Inc.	12,575	709,607
First American Financial Corp.	4,725	283,736
Genworth Financial, Inc.(a)	26,922	211,607
Goosehead Insurance, Inc., Class A	1,344	122,183
Hanover Insurance Group, Inc. (The)	1,137	195,143
HCI Group, Inc.	365	51,115
Horace Mann Educators Corp.	2,091	88,930
Kemper Corp.	2,787	171,651
Kinsale Capital Group, Inc.	822	362,247
Lincoln National Corp.	6,562	250,078
Mercury General Corp.	1,329	92,033
Old Republic International Corp.	13,685	494,986
Palomar Holdings, Inc.(a)	1,393	184,559
Primerica, Inc.	174	46,220
ProAssurance Corp.(a)	3,130	74,369
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Reinsurance Group of America, Inc.	1,505	$289,637
RenaissanceRe Holdings Ltd.	1,148	279,814
RLI Corp.	5,854	386,305
Ryan Specialty Holdings, Inc.	5,414	331,283
Safety Insurance Group, Inc.	145	10,201
Selective Insurance Group, Inc.	3,355	261,589
SiriusPoint Ltd.(a)	6,324	124,014
Stewart Information Services Corp.	1,261	81,877
Trupanion, Inc.(a)	1,576	74,718
United Fire Group, Inc.	1,440	38,232
Unum Group	8,208	589,416
		6,629,509
INTERACTIVE MEDIA & SERVICES - 0.5%
Angi, Inc.(a)	1,617	26,228
Cargurus, Inc.(a)	4,013	131,707
Cars.com, Inc.(a)	3,584	46,126
IAC, Inc.(a)	3,081	121,083
QuinStreet, Inc.(a)	2,979	48,885
Shutterstock, Inc.	1,308	25,061
TripAdvisor, Inc.(a)	5,943	103,943
Yelp, Inc.(a)	3,325	114,480
Ziff Davis, Inc.(a)	1,851	57,603
ZoomInfo Technologies, Inc.(a)	15,048	162,970
		838,086
IT SERVICES - 0.7%
ASGN, Inc.(a)	1,796	90,051
DigitalOcean Holdings, Inc.(a)	2,505	69,789
DXC Technology Co.(a)	7,713	104,974
Kyndryl Holdings, Inc.(a)	10,788	407,463
Okta, Inc.(a)	6,630	648,414
		1,320,691
LEISURE PRODUCTS - 0.7%
Brunswick Corp.	1,970	114,831
Mattel, Inc.(a)	17,908	304,615
Polaris, Inc.	1,831	96,878
Topgolf Callaway Brands Corp.(a)	34,895	322,779
YETI Holdings, Inc.(a)	9,698	356,305
		1,195,408
LIFE SCIENCES TOOLS & SERVICES - 1.2%
Avantor, Inc.(a)	30,088	404,383
Azenta, Inc.(a)	2,635	86,164
BioLife Solutions, Inc.(a)	1,960	41,669
Bio-Rad Laboratories, Inc., Class A(a)	65	15,727
Bruker Corp.	4,935	189,652
	Shares	Value
Cytek Biosciences, Inc.(a)	3,965	$14,274
Fortrea Holdings, Inc.(a)	4,120	23,649
Illumina, Inc.(a)	7,187	738,177
Medpace Holdings, Inc.(a)	949	405,413
Repligen Corp.(a)	2,545	297,943
Sotera Health Co.(a)	6,430	73,881
		2,290,932
MACHINERY - 5.3%
AGCO Corp.	2,559	301,885
Albany International Corp., Class A	1,241	67,250
Astec Industries, Inc.	725	28,754
Chart Industries, Inc.(a)	1,882	374,198
CNH Industrial N.V.	66,155	857,369
Crane Co.	2,625	513,896
Donaldson Co., Inc.	5,434	391,085
Enerpac Tool Group Corp.	2,818	108,521
Enpro, Inc.	467	99,196
Esab Corp.	2,878	386,141
ESCO Technologies, Inc.	1,369	265,175
Federal Signal Corp.	2,879	364,395
Flowserve Corp.	6,196	347,224
Franklin Electric Co., Inc.	1,851	173,902
Gates Industrial Corp. PLC(a)	1,479	36,679
Graco, Inc.	7,682	645,134
Greenbrier Cos., Inc. (The)	819	37,265
Hillenbrand, Inc.	3,375	69,896
ITT, Inc.	4,171	708,903
JBT Marel Corp.	1,428	196,778
Kadant, Inc.	36	11,980
Kennametal, Inc.	3,900	96,564
Lincoln Electric Holdings, Inc.	2,004	487,974
Lindsay Corp.	31	4,232
Middleby Corp. (The)(a)	2,220	322,344
Mueller Industries, Inc.	5,305	452,888
Oshkosh Corp.	2,317	293,170
Proto Labs, Inc.(a)	977	42,128
RBC Bearings, Inc.(a)	1,160	449,314
SPX Technologies, Inc.(a)	2,531	461,629
Tennant Co.	415	34,254
Terex Corp.	3,021	153,648
Timken Co. (The)	2,949	224,389
Titan International, Inc.(a)	3,580	30,287
Toro Co. (The)	5,073	376,670
Trinity Industries, Inc.	3,984	92,827
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Watts Water Technologies, Inc., Class A	643	$168,672
Worthington Enterprises, Inc.	1,610	99,772
		9,776,388
MARINE TRANSPORTATION - 0.2%
Kirby Corp.(a)	2,197	209,396
Matson, Inc.	1,194	127,495
		336,891
MEDIA - 0.8%
Cable One, Inc.	1,607	205,664
DoubleVerify Holdings, Inc.(a)	7,169	109,829
EchoStar Corp., Class A(a)	5,304	172,857
John Wiley & Sons, Inc., Class A	1,876	72,414
New York Times Co. (The), Class A	7,728	401,006
Scholastic Corp.	940	23,190
TechTarget, Inc.(a)	1,596	11,555
TEGNA, Inc.	27,820	464,594
Thryv Holdings, Inc.(a)	2,106	27,715
		1,488,824
METALS & MINING - 1.7%
Alcoa Corp.	10,874	325,894
Carpenter Technology Corp.	2,376	592,551
Century Aluminum Co.(a)	3,330	70,529
Cleveland-Cliffs, Inc.(a)	22,988	241,834
Commercial Metals Co.	5,259	272,732
Kaiser Aluminum Corp.	41	3,170
Materion Corp.	360	37,908
Metallus, Inc.(a)	2,495	39,421
MP Materials Corp.(a)	6,319	388,618
Reliance, Inc.	1,567	454,634
Royal Gold, Inc.	2,944	445,780
SunCoke Energy, Inc.	6,340	46,853
Warrior Met Coal, Inc.	2,532	130,094
Worthington Steel, Inc.	1,610	49,137
		3,099,155
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.6%
Annaly Capital Management, Inc.	24,528	498,654
Apollo Commercial Real Estate Finance, Inc.	9,200	88,504
Arbor Realty Trust, Inc.	4,855	54,182
ARMOUR Residential REIT, Inc.	716	11,678
Blackstone Mortgage Trust, Inc., Class A	4,060	75,029
Ellington Financial, Inc.	2,800	35,532
Franklin BSP Realty Trust, Inc.	3,716	37,532
KKR Real Estate Finance Trust, Inc.	3,250	29,380
New York Mortgage Trust, Inc.	5,642	35,714
Pennymac Mortgage Investment Trust	5,780	68,146
Ready Capital Corp.	4,730	19,913
	Shares	Value
Redwood Trust, Inc.	7,420	$40,513
Starwood Property Trust, Inc.	6,902	134,313
Two Harbors Investment Corp.	4,867	47,453
		1,176,543
MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	148,827
Black Hills Corp.	2,989	172,705
Northwestern Energy Group, Inc.	2,762	148,319
Unitil Corp.	680	35,074
		504,925
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust	27,490	109,960
COPT Defense Properties	6,968	190,087
Cousins Properties, Inc.	2,430	65,853
Douglas Emmett, Inc.	10,483	158,922
Easterly Government Properties, Inc.	2,016	44,352
Highwoods Properties, Inc.	5,737	166,430
JBG Smith Properties	5,783	122,484
Kilroy Realty Corp.	5,332	196,538
SL Green Realty Corp.	3,153	180,509
Vornado Realty Trust	7,725	296,795
		1,531,930
OIL, GAS & CONSUMABLE FUELS - 2.8%
Antero Midstream Corp.	17,502	321,162
Antero Resources Corp.(a)	13,824	482,872
California Resources Corp.	3,056	147,238
Chord Energy Corp.	153	16,880
Civitas Resources, Inc.	5,196	157,751
CNX Resources Corp.(a)	7,616	230,841
Comstock Resources, Inc.(a)	5,170	92,388
Core Natural Resources, Inc.	2,389	176,332
CVR Energy, Inc.	1,679	44,964
Dorian LPG Ltd.	1,830	52,686
DT Midstream, Inc.	5,970	613,298
Expand Energy Corp.	1	105
HF Sinclair Corp.	6,896	303,010
Magnolia Oil & Gas Corp., Class A	4,800	114,336
Matador Resources Co.	5,870	292,796
Murphy Oil Corp.	7,254	179,972
Northern Oil & Gas, Inc.	3,706	104,361
Ovintiv, Inc.	11,536	475,052
Par Pacific Holdings, Inc.(a)	2,874	90,186
PBF Energy, Inc., Class A	4,947	111,802
Peabody Energy Corp.	5,250	84,787
Permian Resources Corp.	20,963	296,836
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Range Resources Corp.	11,315	$415,487
REX American Resources Corp.(a)	830	43,392
SM Energy Co.	5,596	154,394
Talos Energy, Inc.(a)	4,529	38,723
Viper Energy, Inc.	929	34,986
Vital Energy, Inc.(a)	997	18,634
World Kinect Corp.	3,267	89,091
		5,184,362
PAPER & FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corp.	3,244	293,290
Sylvamo Corp.	1,659	76,430
		369,720
PASSENGER AIRLINES - 0.4%
Alaska Air Group, Inc.(a)	5,615	297,370
Allegiant Travel Co.(a)	603	31,139
JetBlue Airways Corp.(a)	20,350	90,354
SkyWest, Inc.(a)	1,884	218,469
Sun Country Airlines Holdings, Inc.(a)	2,350	27,236
		664,568
PERSONAL CARE PRODUCTS - 0.5%
BellRing Brands, Inc.(a)	6,423	350,567
Coty, Inc., Class A(a)	19,814	96,098
Edgewell Personal Care Co.	2,672	67,415
elf Beauty, Inc.(a)	2,674	324,062
Interparfums, Inc.	1,051	126,751
USANA Health Sciences, Inc.(a)	426	12,520
		977,413
PHARMACEUTICALS - 0.7%
Amphastar Pharmaceuticals, Inc.(a)	2,141	44,854
Collegium Pharmaceutical, Inc.(a)	1,804	53,867
Harmony Biosciences Holdings, Inc.(a)	1,869	65,751
Innoviva, Inc.(a)	4,480	81,402
Jazz Pharmaceuticals PLC(a)	2,776	318,213
Ligand Pharmaceuticals, Inc.(a)	980	128,948
Organon & Co.	10,378	100,667
Pacira BioSciences, Inc.(a)	2,555	53,885
Perrigo Co. PLC	6,447	171,942
Phibro Animal Health Corp., Class A	1,400	37,100
Prestige Consumer Healthcare, Inc.(a)	2,455	181,547
Supernus Pharmaceuticals, Inc.(a)	2,842	99,754
		1,337,930
PROFESSIONAL SERVICES - 2.1%
CACI International, Inc., Class A(a)	572	263,446
Concentrix Corp.	1,862	96,768
CSG Systems International, Inc.	1,408	87,944
ExlService Holdings, Inc.(a)	14,106	612,623
	Shares	Value
Exponent, Inc.	2,707	$186,675
FTI Consulting, Inc.(a)	327	54,396
Genpact Ltd.	8,292	365,263
Heidrick & Struggles International, Inc.	1,020	45,421
Insperity, Inc.	1,898	113,083
KBR, Inc.	9,903	462,866
Korn Ferry	2,409	170,726
ManpowerGroup, Inc.	1,807	74,539
Maximus, Inc.	3,001	221,654
NV5 Global, Inc.(a)	2,236	50,198
Paylocity Holding Corp.(a)	1,909	352,936
Robert Half, Inc.	9,342	344,813
Science Applications International Corp.	1,354	150,944
Verra Mobility Corp.(a)	6,277	158,557
		3,812,852
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Cushman & Wakefield PLC(a)	30,764	375,013
eXp World Holdings, Inc.	4,815	51,906
Jones Lang LaSalle, Inc.(a)	2,728	737,542
Kennedy-Wilson Holdings, Inc.	1,256	9,194
Marcus & Millichap, Inc.	1,616	50,354
St Joe Co. (The)	2,104	106,252
		1,330,261
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
American Homes 4 Rent, Class A	14,762	512,094
Centerspace	121	6,586
Elme Communities	5,140	77,511
Equity LifeStyle Properties, Inc.	10,071	603,454
Independence Realty Trust, Inc.	12,600	211,302
NexPoint Residential Trust, Inc.	1,400	43,652
Veris Residential, Inc.	4,646	65,416
		1,520,015
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.3%
Acadia Realty Trust	5,897	110,392
Agree Realty Corp.	6,056	434,215
Brixmor Property Group, Inc.	17,367	453,800
Getty Realty Corp.	2,470	68,641
Kite Realty Group Trust	12,405	272,662
Macerich Co. (The)	11,856	198,114
NNN REIT, Inc.	9,364	386,359
Phillips Edison & Co., Inc.	4,066	137,390
Saul Centers, Inc.	865	27,870
SITE Centers Corp.	2,782	29,962
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Tanger, Inc.	5,720	$171,714
Urban Edge Properties	6,590	129,955
Whitestone REIT	1,040	12,678
		2,433,752
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Allegro MicroSystems, Inc.(a)	3,598	113,013
Alpha & Omega Semiconductor Ltd.(a)	1,300	33,111
Amkor Technology, Inc.	4,859	109,619
Axcelis Technologies, Inc.(a)	1,637	110,809
CEVA, Inc.(a)	1,008	21,541
Cirrus Logic, Inc.(a)	2,480	249,761
Cohu, Inc.(a)	2,700	48,222
Diodes, Inc.(a)	1,913	94,445
Entegris, Inc.	5,048	396,066
FormFactor, Inc.(a)	3,495	99,293
Ichor Holdings Ltd.(a)	1,667	32,990
Impinj, Inc.(a)	1,175	181,631
Kulicke & Soffa Industries, Inc.	2,771	90,778
Lattice Semiconductor Corp.(a)	6,289	313,381
MACOM Technology Solutions Holdings, Inc.(a)	2,836	388,929
MaxLinear, Inc.(a)	3,734	59,072
MKS, Inc.	3,125	297,437
Onto Innovation, Inc.(a)	2,546	241,233
PDF Solutions, Inc.(a)	1,850	41,126
Photronics, Inc.(a)	3,154	64,215
Power Integrations, Inc.	2,417	117,273
Qorvo, Inc.(a)	2,006	167,702
Rambus, Inc.(a)	5,023	371,350
Semtech Corp.(a)	2,918	149,110
Silicon Laboratories, Inc.(a)	1,391	183,292
SiTime Corp.(a)	910	184,593
SolarEdge Technologies, Inc.(a)	2,568	65,895
Synaptics, Inc.(a)	1,465	91,856
Ultra Clean Holdings, Inc.(a)	2,260	50,895
Universal Display Corp.	1,974	285,046
Veeco Instruments, Inc.(a)	2,824	58,683
		4,712,367
SOFTWARE - 3.9%
A10 Networks, Inc.	3,800	69,996
ACI Worldwide, Inc.(a)	5,210	221,738
Adeia, Inc.	6,255	81,002
Alarm.com Holdings, Inc.(a)	2,428	132,642
Appfolio, Inc., Class A(a)	887	237,166
BILL Holdings, Inc.(a)	3,476	148,947
Blackbaud, Inc.(a)	1,975	133,154
	Shares	Value
BlackLine, Inc.(a)	2,414	$129,825
Box, Inc., Class A(a)	6,011	192,953
Cleanspark, Inc.(a)	1,035	11,768
Commvault Systems, Inc.(a)	2,837	538,888
DocuSign, Inc.(a)	7,629	577,057
Dolby Laboratories, Inc., Class A	3,301	248,697
Dropbox, Inc., Class A(a)	11,416	310,173
Dynatrace, Inc.(a)	16,146	849,441
Guidewire Software, Inc.(a)	4,374	989,486
InterDigital, Inc.	1,754	452,883
LiveRamp Holdings, Inc.(a)	3,270	107,321
Manhattan Associates, Inc.(a)	2,730	599,672
MARA Holdings, Inc.(a)	12,895	207,352
N-able, Inc.(a)	4,301	34,752
NCR Voyix Corp.(a)	7,319	99,685
Pegasystems, Inc.	813	47,731
Progress Software Corp.	2,297	110,440
Qualys, Inc.(a)	1,669	222,094
Sprinklr, Inc., Class A(a)	3,770	33,968
SPS Commerce, Inc.(a)	1,848	201,182
Teradata Corp.(a)	4,697	98,308
		7,088,321
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.1%
CubeSmart	10,861	422,601
EPR Properties	3,217	177,064
Four Corners Property Trust, Inc.	5,596	141,243
Lamar Advertising Co., Class A	4,287	524,086
National Storage Affiliates Trust	3,900	114,894
Outfront Media, Inc.	8,533	149,583
PotlatchDeltic Corp.	3,888	158,980
Rayonier, Inc.	7,686	179,161
Safehold, Inc.	2,623	36,696
Uniti Group, Inc.(a)	28,881	153,647
		2,057,955
SPECIALTY RETAIL - 3.7%
Abercrombie & Fitch Co., Class A(a)	2,151	206,539
Academy Sports & Outdoors, Inc.	4,850	246,332
Advance Auto Parts, Inc.	2,992	158,786
American Eagle Outfitters, Inc.	9,494	102,535
Asbury Automotive Group, Inc.(a)	40	8,885
AutoNation, Inc.(a)	2,070	398,765
Bath & Body Works, Inc.	15,726	455,425
Boot Barn Holdings, Inc.(a)	1,349	231,893
Buckle, Inc. (The)	1,441	71,142
Burlington Stores, Inc.(a)	1,833	500,336
Caleres, Inc.	1,417	19,455
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Chewy, Inc., Class A(a)	5,869	$215,392
Dick's Sporting Goods, Inc.	1,911	404,196
Five Below, Inc.(a)	2,209	301,573
Floor & Decor Holdings, Inc.(a)	5,527	423,589
Foot Locker, Inc.(a)	5,696	142,628
GameStop Corp., Class A(a)	15,466	347,212
Gap, Inc. (The)	10,240	199,270
Group 1 Automotive, Inc.	998	411,326
Guess?, Inc.	1,790	23,270
Lithia Motors, Inc.	1,772	510,336
MarineMax, Inc.(a)	752	17,055
Monro, Inc.	835	11,769
National Vision Holdings, Inc.(a)	7,128	172,925
Penske Automotive Group, Inc.	211	35,324
RH(a)	99	20,356
Sally Beauty Holdings, Inc.(a)	6,182	60,213
Shoe Carnival, Inc.	874	17,882
Signet Jewelers Ltd.	4,261	337,045
Sonic Automotive, Inc., Class A	564	40,805
Upbound Group, Inc.	2,355	48,596
Urban Outfitters, Inc.(a)	2,780	209,278
Valvoline, Inc.(a)	12,776	450,354
Victoria's Secret & Co.(a)	3,394	63,807
		6,864,294
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
Corsair Gaming, Inc.(a)	2,360	21,381
Pure Storage, Inc., Class A(a)	15,702	934,583
Sandisk Corp.(a)	3,687	158,246
Xerox Holdings Corp.	4,997	20,238
		1,134,448
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
Capri Holdings Ltd.(a)	5,083	92,460
Carter's, Inc.	9,147	221,723
Columbia Sportswear Co.	439	24,834
Crocs, Inc.(a)	2,244	223,794
G-III Apparel Group Ltd.(a)	1,549	36,556
Hanesbrands, Inc.(a)	19,557	79,988
Kontoor Brands, Inc.	2,431	135,310
PVH Corp.	142	10,426
Skechers USA, Inc., Class A(a)	6,153	389,177
Steven Madden Ltd.	3,687	88,507
Under Armour, Inc., Class A(a)	13,750	91,300
	Shares	Value
Under Armour, Inc., Class C(a)	6,490	$40,887
VF Corp.	31,297	366,801
Wolverine World Wide, Inc.	4,373	98,742
		1,900,505
TRADING COMPANIES & DISTRIBUTORS - 1.7%
Air Lease Corp.	4,321	239,384
Applied Industrial Technologies, Inc.	1,698	461,007
Boise Cascade Co.	1,979	165,860
Core & Main, Inc., Class A(a)	8,378	533,176
DNOW, Inc.(a)	5,170	80,445
DXP Enterprises, Inc.(a)	569	64,445
GATX Corp.	128	19,544
GMS, Inc.(a)	1,860	203,931
MSC Industrial Direct Co., Inc., Class A	1,921	166,397
Rush Enterprises, Inc., Class A	2,267	122,735
Watsco, Inc.	1,151	518,963
WESCO International, Inc.	2,793	578,039
		3,153,926
WATER UTILITIES - 0.5%
American States Water Co.	2,280	167,785
California Water Service Group	2,900	131,863
Essential Utilities, Inc.	12,921	475,493
H2O America	1,328	64,129
Middlesex Water Co.	615	31,734
		871,004
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	61,537
Telephone and Data Systems, Inc.	4,938	192,779
		254,316
TOTAL COMMON STOCKS (COST $168,911,075)		183,064,230
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	367	—
Omniab, Inc. (NASDAQ Exchange)(a)(b)(c)	367	—
TOTAL RIGHTS (COST $—)		—
See Notes to Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.15%(d)	153,840	$153,840
TOTAL MONEY MARKET FUND (COST $153,840)		153,840

TOTAL INVESTMENTS (COST $169,064,915) - 99.6%		183,218,070

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		649,723
NET ASSETS - 100.0%		$183,867,793

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of period end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of July 31, 2025.

N.V. — Naamloze Vennootschap
NASDAQ — National Association of Securities Dealers Automated Quotation
PLC — Public Limited Company
REIT — Real Estate Investment Trust
See Notes to Schedule of Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — July 31, 2025 (Unaudited)

Note 1 — Additional Valuation Information:
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.
The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2025:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$105,007,644	$—	$—	$105,007,644
Money Market Fund	1,282,849	—	—	1,282,849
Total Assets - Investments	$106,290,493	$ —	$ —	$106,290,493

Liabilities:
Other Financial Instruments
Written Call Options	$(4,238,401)	$—	$—	$(4,238,401)
Total Liabilities - Other Financial Instruments	$(4,238,401)	$ —	$ —	$(4,238,401)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$101,034,553	$—	$—	$101,034,553
Money Market Fund	9,180,349	—	—	9,180,349
Total Assets - Investments	$110,214,902	$ —	$ —	$110,214,902

Liabilities:
Security Type
Common Stocks Sold Short*	$(106,451,017)	$—	$—	$(106,451,017)
Total Liabilities - Securities Sold Short	$(106,451,017)	$ —	$ —	$(106,451,017)

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$414,011,108	$—	$—	$414,011,108
Preferred Stocks*	3,996,659	—	—	3,996,659
Money Market Fund	4,088,511	—	—	4,088,511
Total Assets - Investments	$422,096,278	$ —	$ —	$422,096,278

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$174,574,381	$—	$—	$174,574,381
Money Market Fund	258,520	—	—	258,520
Total Assets - Investments	$174,832,901	$ —	$ —	$174,832,901

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$210,226,495	$—	$—	$210,226,495
Money Market Fund	254,925	—	—	254,925
Total Assets - Investments	$210,481,420	$ —	$ —	$210,481,420

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$92,298,519	$—	$—	$92,298,519
Money Market Fund	145,670	—	—	145,670
Total Assets - Investments	$92,444,189	$ —	$ —	$92,444,189

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$—	$117,929,925	$—	$117,929,925
Municipal Bonds	—	4,946,922	—	4,946,922
U.S. Government Agencies	—	14,231,364	—	14,231,364
U.S. Government Agency Mortgage-Backed Obligations	—	2,781,899	—	2,781,899
U.S. Treasury Obligations	—	46,557,052	—	46,557,052
Money Market Fund	3,502,555	—	—	3,502,555
Total Assets - Investments	$3,502,555	$186,447,162	$ —	$189,949,717

Steward Values Enhanced International Fund
Assets:
Security Type
Common Stocks*	$239,596,212	$—	$—	$239,596,212
Preferred Stocks*	3,050,429	—	—	3,050,429
Money Market Fund	1,572,944	—	—	1,572,944
Total Assets - Investments	$244,219,585	$ —	$ —	$244,219,585

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Values Enhanced Large Cap Fund
Assets:
Security Type
Common Stocks*	$287,975,545	$—	$—	$287,975,545
Rights*	—	—	— **	—
Money Market Fund	513,530	—	—	513,530
Total Assets - Investments	$288,489,075	$ —	$ —	$288,489,075

Steward Values Enhanced Small-Mid Cap Fund
Assets:
Security Type
Common Stocks*	$183,064,230	$—	$—	$183,064,230
Rights*	—	—	— **	—
Money Market Fund	153,840	—	—	153,840
Total Assets - Investments	$183,218,070	$ —	$ —	$183,218,070

*	Please refer to the Schedule of Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent Annual or Semi-Annual Financial Statements and Other Information report.